As filed with the Securities and Exchange Commission on January 16, 2019

1933 Act Registration No. 333- 227788
1940 Act Registration No. 811-23387

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1
Post-Effective Amendment No.
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.   1

Sapere Revelation Series Trust (Exact Name of Registrant as Specified in Charter)

130 Matthews Station Street, Suite 2A Matthews, NC 28105-6721 (Address of Principal Executive Offices) (Zip Code) Registrant’s Telephone Number, including Area Code: 800-339-5244

Paul F. Borrelli
c/o Sapere Revelation Funds Management, LLC
130 Matthews Station Street, Suite 2A
Matthews, NC 28105-6721
(Name and address of Agent for Service)

Copies of all communications to:

Brenden P. Carroll, Esq.
Dechert LLP
1900 K Street N.W.
Washington, DC 20006

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.
The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. These securities will not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
Preliminary Prospectus dated January 16 , 2019
Subject to Completion
Sapere Revelation Funds

PROSPECTUS

[●], 2019

Fund	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Sapere Revelation Global Growth Fund	[●]	[●]	[●]	[●]
Sapere Revelation Global Income Fund	[●]	[●]	[●]	[●]
Sapere Revelation Global Balanced Fund	[●]	[●]	[●]	[●]

Neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Table of Contents

SAPERE REVELATION GLOBAL GROWTH FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Portfolio Turnover	2
Principal Investment Strategies	2
Principal Investment Risks	4
Performance Information	7
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8
SAPERE REVELATION GLOBAL INCOME FUND	9
Investment Objective	9
Fees and Expenses of the Fund	9
Portfolio Turnover	10
Principal Investment Strategies	10
Principal Investment Risks	12
Performance Information	15
Management of the Fund	15
Purchase and Sale of Fund Shares	15
Tax Information	16
Payments to Broker-Dealers and Other Financial Intermediaries	16
SAPERE REVELATION GLOBAL BALANCED FUND	17
Investment Objective	17
Fees and Expenses of the Fund	17
Portfolio Turnover	18
Principal Investment Strategies	18
Principal Investment Risks	21
Performance Information	25
Management of the Fund	25
Purchase and Sale of Fund Shares	25
Tax Information	25
Payments to Broker-Dealers and Other Financial Intermediaries	25
MORE INFORMATION ABOUT THE FUNDS	26
Investment Policies and Guidelines	26
Principal Investment Risks	26

MANAGEMENT OF THE FUNDS	35
Investment Manager and Administrator	35
Investment Sub-Advisers	35
Portfolio Managers	36
Other Service Providers to the Funds	36
HOW THE FUNDS’ SHARES ARE PRICED	37
CLASSES OF SHARES	38
Institutional and Class R6 Shares	38
Class A Shares	38
Class C Shares	39
Initial Sales Charges—Class A Shares	39
Contingent Deferred Sales Charges (CDSCs)—Class A and Class C Shares	41
Distribution and Servicing (12b-1) Plans—Class A and Class C Shares	41
HOW TO BUY SHARES
Class A and Class C Shares	42
Institutional and Class R6 Shares	45
HOW TO SELL OR EXCHANGE SHARES	47
DIVIDENDS AND DISTRIBUTIONS	51
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	51
PAYMENTS TO FINANCIAL INTERMEDIARIES	52
TAXES	55
Taxation of Fund Distributions	55
Sale of Fund Shares	56
Redemption of Fund Shares	56
Taxation of Certain Investments	56
Other Foreign Tax Issues	57
Surtax on Net Investment Income	57
Backup Withholding	57
Foreign Accounts	57
FINANCIAL HIGHLIGHTS	59
SHAREHOLDER CORRESPONDENCE AND OTHER INFORMATION	60
USA PATRIOT ACT	60
OTHER SERVICE PROVIDERS	60

Sapere Revelation Global Growth Fund
Investment Objective

The Sapere Revelation Global Growth Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $[●] in the Sapere Revelation Funds. More information about these and other discounts is available from your financial professional and in “ Classes of Shares ” beginning on page [●] of the Prospectus and in “ Distribution of Trust Shares and Multiple Share Classes ” beginning on page [●] of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	[●]%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	None	[●]%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Management Fees [1]	[●]%	[●]%	[●]%	[●]%
Distribution and/or Service (12b-1) Fees	[●]%	[●]%	None	None
Other Expenses [2]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses	[●]%	[●]%	[●]%	[●]%
Fee Waiver and/or Expense Reimbursement [1]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[●]%	[●]%	[●]%	[●]%
1 “Management Fees” include a management fee paid to   Sapere Revelation Funds Management, LLC (“Sapere”) by the Subsidiary (as defined below) at the annual rate of [•]% of the Subsidiary’s average daily net assets. Sapere has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Sapere by the Subsidiary. This undertaking may not be terminated by Sapere as long as the management agreement between Sapere and the Subsidiary is in place.
2   Based on estimated amounts for a full fiscal year. “Other Expenses” include expenses of the Subsidiary. However, “Other Expenses” do not include direct or indirect costs associated with any over-the-counter derivative instruments (namely, total return swaps) in which the Fund or Subsidiary invests. Costs associated with these derivative instruments include any fee paid to the counterparty or any other fees and expenses associated with the investment. These costs, which are expected to range from 0.50% - 1.00% (expressed as an annualized percentage of the notional amount of the investments), are included in the return of these derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not you redeem your shares) and assumes that you invest $10,000 in the Fund for the periods indicated, your investment has a 5% return each year, and the Fund’s total annual operating expenses remain the same. The example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 Year	3 Years
Class A Shares	$[●]	$[●]
Class C Shares
Assuming complete redemption at end of period	$[●]	$[●]
Assuming no redemption	$[●]	$[●]
Institutional Shares	$[●]	$[●]
Class R6 Shares	$[●]	$[●]

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the Fund’s annual operating expenses or in the expense example above, but are reflected in the Fund’s performance. As the Fund commenced operations on or around the date of this Prospectus, no portfolio turnover information is available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets between a “Global Equity” strategy and a “Managed Futures” strategy. The Fund may also employ a “Tail Risk Protection” strategy to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund.
Global Equity. The non-capitalization weighted Global Equity strategy (“Equity Strategy”) uses an investment model to construct   a model portfolio or index comprised of stocks that are selected and weighted from a universe of companies in a broad set of developed and emerging markets.
 Under normal circumstances, the Fund seeks to obtain exposure to the performance of the model portfolio or index through the purchase of one or more total return swaps .

[●] (“[ ● ]”), a sub-adviser to the Fund, manages the Fund’s Equity Strategy. [ ● ] constructs the model portfolio or index starting with a universe of the largest 2,000 companies from a broad set of developed and emerging markets . Individual stocks are selected and weighted on the basis of each stock’s relative attractiveness using quantitative characteristics, including: (i) measures of a stock’s cheapness relative to other stocks, (ii) variables summarizing the strength of a company’s business fundamentals, (iii) an assessment of the likelihood a company is engaged in aggressive accounting practices, (iv) an assessment of the degree to which a company is prone to over-investment, (v) a measure of securities issuance  indicating managers may believe the company is overvalued, (vi) variables capturing a stock’s volatility, (vii) an assessment of a stock’s likelihood of experiencing financial distress , and (viii) variables indicating strong momentum  in a stock’s recent performance that might be expected to continue.

[ ● ] uses a quantitative model to increase the weight of stocks for which the model predicts higher future risk-adjusted returns and to decrease the weight of stocks for which the model predicts lower future risk-adjusted returns. Weights are then adjusted to ensure adequate exposure to small capitalization companies. Final stock weights may be further adjusted to ensure adequate liquidity and to mitigate transaction costs. [ ● ] generally rebalances   the Equity Strategy model portfolio or index on an annual basis. [ ● ] may modify this methodology over time in an effort to increase expected return, decrease expected risk, improve liquidity, or mitigate turnover.
The Equity Strategy’s universe of available stocks includes stocks listed on non-over-the-counter exchanges located in the following 45 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, United Kingdom, and United States. The exact distributions of portfolio weight associated with particular countries and industries will vary over time depending on the model’s assessment of individual stocks in each country and industry.
Under normal circumstances, the Fund seeks to obtain exposure to the performance of [ ● ]’s model portfolio or index through the purchase of one or more total return swaps . [ ● ] contracts with one or more counterparties to acquire the total return swaps . In a typical swap agreement, the Fund receives payments from the counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index . In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. The Fund currently expects to settle swap positions at least monthly, and may do so more frequently. Periodically settling a swap position is intended to limit counterparty risk, however, it will also cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates . Because the Equity Strategy model portfolio or index is proprietary, there may be a limited number of counterparties willing or able to serve as counterparties to such a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments (including equity futures), “baskets” of individual stocks, or individual securities (including mutual funds and exchange-traded funds) to replicate the performance of the Equity Strategy model portfolio or index. Up to 100% of the Fund’s total assets may be allocated to the Equity Strategy.

Managed Futures. The Managed Futures strategy uses a systematic trend-following strategy in over 100 different markets (or market sectors) by taking long and/or short positions in a wide range of asset classes, namely equities, fixed income, commodities, and currencies.   The Managed Futures strategy seeks to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities over sustained periods.
[●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Managed Futures strategy. [ ● ] seeks to identify price trends in various asset classes over a long-term horizon using proprietary investment techniques. These proprietary investment techniques use past asset prices and other market information to seek to determine the direction and the magnitude of price trends. Based on these forecasted trends, [ ● ] will take a long or short position in an instrument or asset class. Long positions benefit from an increase in price of the underlying instrument or asset, while short positions benefit from a decrease in price of the underlying instrument or asset. The Managed Futures strategy primarily uses (i) options (including options on futures), (ii) futures (including bond and equity index futures) , (iii) forwards, (iv) spot contracts, and (v) swaps (including interest rate swaps).  The Fund’s Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating.
Sapere expects that less than 100%, typically up to 25%, of the Fund’s net assets will be invested in, and/or used as collateral for gaining exposure to, the Managed Futures strategy . However, the Fund will attempt to maintain an exposure to the Managed Futures strategy as if between [●]% and [●]% of the Fund’s net assets were invested.
In order to provide the Fund with exposure to the commodity futures markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in commodity-linked derivative instruments (including total return swaps, commodity futures and commodity-linked notes) and other investments intended to serve as margin or collateral for swaps or other instruments, as applicable. However, the Fund will also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Subsidiary is managed by Sapere and [●].
Tail Risk Protection. The Fund may also employ tail risk protection. The Tail Risk Protection strategy seeks to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund, while attempting to preserve upside potential. [●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Tail Risk Protection strategy.

In implementing the Tail Risk Protection strategy, the Fund may enter into one or more total return swaps on one or more indices that measures market expectations of volatility. [●] believes that exposure to a market volatility index through one or more swaps will mitigate the impact of extreme or sudden market events (i.e., tail risk) because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility. In the future, however, the Fund may use other instruments to protect against tail risk.
Allocation Among Strategies. The amount allocated to each of the Fund’s strategies may change depending on Sapere’s assessment, in consultation with one or more of the Fund’s sub-advisers, of market risk, security valuations, market volatility, and the prospects for achieving the Fund’s investment objective. Sapere may also allocate the Fund’s assets to other third-party sub-advisers in the future, and may also manage directly any collateral held as a result of the Fund’s use of derivatives. Under normal circumstances, Sapere expects to allocate the Fund’s assets to the Equity Strategy, Managed Futures strategy and Tail Risk Protection strategy, respectively, as follows:
Equity Strategy	[●] – [●]%
Managed Futures strategy	[●] – [●]%
Tail Risk Protection strategy	[●] – [●]%

The Fund may maintain up to 25% of its total assets in cash and/or short-term cash-like instruments, including U.S. Treasury securities and money market funds. The Fund may also utilize derivative instruments for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage.
THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“1940 ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Investment Risks
The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund. The value of your investment in the Fund may fall, sometimes suddenly and significantly. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked instruments in which the Fund (or a Subsidiary) invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s net asset value to fluctuate.
Counterparty Risk. Certain investments or investment transactions, such as futures, options, swaps , forwards and structured notes, are subject to the risk that the Fund’s counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund would be unable to recover its investment from the counterparty or would obtain a limited recovery, and/or recovery would be delayed, which would result in a loss to the Fund.

Derivatives Risk. Derivatives, such as futures, options, swaps , forwards and structured notes, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference asset, index or instrument underlying the derivative. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Equity and Equity-Related Securities Risk. The price or value of the Fund’s investments in equity and equity-related securities, such as common or preferred stock and equity total return swaps, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in a company’s financial condition and overall market and economic conditions. Equity and equity-related securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company’s debt with respect to dividends, which the company may or may not declare. Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.
Foreign and Emerging Countries Risk. Foreign securities are subject to the risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, including through proprietary models and algorithms, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
Liquidity and Valuation Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market development or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The valuation of the Fund’s investments may require subjective judgments and the Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers.
Market Risk. The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. There can be no assurance that Sapere will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments.

New Fund Risk. The Fund recently commenced operations and has limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.
Non-Diversification Risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Other Pooled Vehicle Risk.  To the extent the Fund invests in other investment companies or other pooled investment vehicles, including other mutual funds and exchange-traded funds, its performance will be affected by the performance of those other investment companies or pooled investment vehicles. Investments in other investment companies or pooled investment vehicles are also subject to the risks of the other investment companies’ or vehicles’ investments, as well as to the other investment companies’ or vehicles’ expenses.
Short Position Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s net asset value.
Subsidiary Risk .  By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Each Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or each Subsidiary to operate as expected and could adversely affect the Fund.
Swap Risk. In a typical swap agreement, the Fund receives payments from a counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index (or some other investment or instrument). In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. Swap agreements can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swap agreements may also be considered illiquid.  By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to settle a swap agreement immediately, particularly during times of market turmoil.  The Fund currently expects to settle swap agreements at least monthly, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.  The Fund may have difficulty settling a swap agreement in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

Tail Risk Protection Risk. There can be no guarantee that the Fund’s Tail Risk Protection strategy will be successful; moreover, achieving the Fund’s strategy of protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The Tail Risk Protection strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies. Although the Fund’s Tail Risk Protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.

Tax Risk . The tax treatment of the Fund’s investments in a Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the Internal Revenue Service (“IRS”) were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Performance Information
No performance history is presented for the Fund because it does not yet have a full calendar year of performance as of the date of this Prospectus. Updated information on the Fund’s performance, including its current net asset value per share, can be obtained by visiting [website].
Management of the Fund
Sapere Revelation Funds Management, LLC serves as the Fund’s investment adviser.
Sapere Portfolio Managers. [●] and [●] are primarily responsible for the day-to-day management of the Fund. [●] and [●] hold the titles of [●] and [●], respectively, with Sapere. They have co-managed the Fund since its inception ([●], 2019 ).
Investment Sub-Advisers. [●], [●], and [●] serve as the Fund’s investment sub-advisers.
Purchase and Sale of Fund Shares
Fund shares may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.
The minimum initial investment for Class A Shares is generally $2,500. The minimum subsequent investment for Class A Shares is $250. The minimum initial investment for Class C Shares is generally $5,000. The minimum subsequent investment for Class C Shares is $250. The minimum initial investment for Institutional Shares is generally $1,000,000. The minimum subsequent investment for Institutional Shares is $250. The minimum initial investment for Class R6 Shares is [$10,000,000]. The minimum subsequent investment for Class R6 Shares is $250.
You may purchase and redeem shares through certain intermediaries that have a relationship with Foreside Funds Distributors LLC, the Fund’s principal underwriter, including banks, trust companies, brokers, registered investment advisers and other financial institutions.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements. Given the investment strategies of the Fund, it is expected that the Fund’s distributions will generally be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Sapere Revelation Global Income Fund
Investment Objective
The Sapere Revelation Global Income Fund (the “Fund”) seeks to maximize total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $[●] in the Sapere Revelation Funds. More information about these and other discounts is available from your financial professional and in “ Classes of Shares ” beginning on page [●] of the Prospectus and in “ Distribution of Trust Shares and Multiple Share Classes ” beginning on page [●] of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	[●]%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	None	[●]%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Management Fees [1]	[●]%	[●]%	[●]%	[●]%
Distribution and/or Service (12b-1) Fees	[●]%	[●]%	None	None
Other Expenses [2]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses	[●]%	[●]%	[●]%	[●]%
Fee Waiver and/or Expense Reimbursement [1]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[●]%	[●]%	[●]%	[●]%
1 “Management Fees” include a management fee paid to Sapere Revelation Funds Management, LLC (“Sapere”) by the Subsidiary (as defined below) at the annual rate of [•]% of the Subsidiary’s average daily net assets. Sapere has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Sapere by the Subsidiary. This undertaking may not be terminated by Sapere as long as the management agreement between Sapere and the Subsidiary is in place.
2   Based on estimated amounts for a full fiscal year. “Other Expenses” include expenses of the Subsidiary. However, “Other Expenses” do not include direct or indirect costs associated with any over-the-counter derivative instruments (namely, total return swaps) in which the Fund or Subsidiary invests. Costs associated with these derivative instruments include any fee paid to the counterparty or any other fees and expenses associated with the investment. These costs, which are expected to range from 0.50% - 1.00% (expressed as an annualized percentage of the notional amount of the investments), are included in the return of these derivative instruments and, therefore, represent an indirect   cost of investing in the Fund .

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not you redeem your shares) and assumes that you invest $10,000 in the Fund for the periods indicated, your investment has a 5% return each year, and the Fund’s total annual operating expenses remain the same. The example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 Year	3 Years
Class A Shares	$[●]	$[●]
Class C Shares
Assuming complete redemption at end of period	$[●]	$[●]
Assuming no redemption	$[●]	$[●]
Institutional Shares	$[●]	$[●]
Class R6 Shares	$[●]	$[●]
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the Fund’s annual operating expenses or in the expense example above, but are reflected in the Fund’s performance. As the Fund commenced operations on or around the date of this Prospectus, no portfolio turnover information is available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets between a “Global Income” strategy and a “Managed Futures” strategy. The Fund may also employ a “Tail Risk Protection” strategy to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund.
Global Income. The Global Income strategy (“Income Strategy”) uses a non-issue weighted investment model to construct a model portfolio or index comprised of bonds that are selected and weighted from a universe of fixed income securities issued by the U.S. and foreign governments.
Under normal circumstances, the Fund seeks to obtain exposure to the performance of the model portfolio or index through the purchase of one or more total return swaps .
[●] (“[●]”), a sub-adviser to the Fund, manages the Fund’s Income Strategy. [●] constructs the model portfolio or index starting with a universe of fixed income securities issued by the U.S. and foreign governments. Individual bonds are selected and weighted on the basis of each bond’s relative attractiveness using quantitative characteristics, including: (i) the real gross domestic product (“GDP”) among countries, (ii) average interest rates among countries, (iii) interest rates among bonds of different maturities in a given country, (iv) real yield compared to real historical GDP growth weight of a country, (v) debt-to-GDP among countries, and (vi) the inflation rate among countries.

[●] uses a quantitative model to increase the weight of bonds for which the model predicts higher future risk-adjusted returns and to decrease the weight of bonds for which the model predicts lower risk-adjusted returns. Weights are then adjusted to ensure adequate exposure to smaller bonds. Final bond weights may be adjusted to ensure adequate liquidity and to mitigate transaction costs . [●] generally rebalances the Income Strategy model portfolio or index on an annual basis. [● ] may modify this methodology over time in an effort to increase expected return, decrease expected risk, improve liquidity, or mitigate turnover.
The Income Strategy’s universe of available bonds includes fixed income securities issued by the U.S. and foreign governments listed on non-over-the-counter exchanges located in the following 45 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, United Kingdom, and United States. The exact distributions of portfolio weight associated with particular countries will vary over time depending on the model’s assessment of bonds in each country .
Under normal circumstances, the Fund seeks to obtain exposure to the performance of [ ● ]’s model portfolio or index through the purchase of one or more total return swaps . [ ● ] contracts with one or more counterparties to acquire the total return swaps . In a typical swap agreement, the Fund receives payments from the counterparty based on the return, inclusive of interest and capital gains, of the model portfolio or index . In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. The Fund currently expects to settle swap positions at least monthly, and may do so more frequently. Periodically settling a swap position is intended to limit counterparty risk, however, it will also cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates . Because the Income Strategy model portfolio or index is proprietary, there may be a limited number of counterparties willing or able to serve as counterparties to such a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments (including bond futures), “baskets” of individual bonds, or individual securities (including mutual funds and exchange-traded funds) to replicate the performance of the Income Strategy model portfolio or index. Up to 100% of the Fund’s total assets may be allocated to the Income Strategy.

Managed Futures. The Managed Futures strategy uses a systematic trend-following strategy in over 100 different markets (or market sectors) by taking long and/or short positions in a wide range of asset classes, namely equities, fixed income, commodities, and currencies.   The Managed Futures strategy seeks to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities over sustained periods.

[●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Managed Futures strategy. [ ● ] seeks to identify price trends in various asset classes over a long-term horizon using proprietary investment techniques. These proprietary investment techniques use past asset prices and other market information to seek to determine the direction and the magnitude of price trends. Based on these forecasted trends, [ ● ] will take a long or short position in an instrument or asset class. Long positions benefit from an increase in price of the underlying instrument or asset, while short positions benefit from a decrease in price of the underlying instrument or asset. The Managed Futures strategy primarily uses (i) options (including options on futures), (ii) futures (including bond and equity index futures) , (iii) forwards, (iv) spot contracts, and (v) swaps (including interest rate swaps).  The Fund’s Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating.
Sapere expects that less than 100%, typically up to 25%, of the Fund’s net assets will be invested in, and/or used as collateral for gaining exposure to, the Managed Futures strategy . However, the Fund will attempt to maintain an exposure to the Managed Futures strategy as if between [●]% and [●]% of the Fund’s net assets were invested.
In order to provide the Fund with exposure to the commodity futures markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in commodity-linked derivative instruments (including total return swaps, commodity futures and commodity-linked notes) and other investments intended to serve as margin or collateral for swaps or other instruments, as applicable. However, the Fund will also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Subsidiary is managed by Sapere and [●].
Tail Risk Protection. The Fund may also employ tail risk protection. The Tail Risk Protection strategy seeks to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund, while attempting to preserve upside potential. [●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Tail Risk Protection strategy.

In implementing the Tail Risk Protection strategy, the Fund may enter into one or more total return swaps on one or more indices that measures market expectations of volatility. [●] believes that exposure to a market volatility index through one or more swaps will mitigate the impact of extreme or sudden market events (i.e., tail risk) because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility. In the future, however, the Fund may use other instruments to protect against tail risk.
Allocation Among Strategies. The amount allocated to each of the Fund’s strategies may change depending on Sapere’s assessment, in consultation with one or more of the Fund’s sub-advisers, of market risk, security valuations, market volatility, and the prospects for achieving the Fund’s investment objective. Sapere may also allocate the Fund’s assets to other third-party sub-advisers in the future, and may also manage directly any collateral held as a result of the Fund’s use of derivatives. Under normal circumstances, Sapere expects to allocate the Fund’s assets to the Income Strategy, Managed Futures strategy and Tail Risk Protection strategy, respectively, as follows:
Income Strategy	[●] – [●]%
Managed Futures strategy	[●] – [●]%
Tail Risk Protection strategy	[●] – [●]%

The Fund may maintain up to 25% of its total assets in cash and/or short-term cash-like instruments, including U.S. Treasury securities and money market funds. The Fund may also utilize derivative instruments for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage.
THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“1940 ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Investment Risks
The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund. The value of your investment in the Fund may fall, sometimes suddenly and significantly. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked instruments in which the Fund (or a Subsidiary) invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s net asset value to fluctuate.
Counterparty Risk. Certain investments or investment transactions, such as futures, options, swaps , forwards and structured notes, are subject to the risk that the Fund’s counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund would be unable to recover its investment from the counterparty or would obtain a limited recovery, and/or recovery would be delayed, which would result in a loss to the Fund.

Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
Derivatives Risk. Derivatives, such as futures, options, swaps , forwards and structured notes, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference asset, index or instrument underlying the derivative. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Foreign and Emerging Countries Risk. Foreign securities are subject to the risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rate are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the yield and liquidity of fixed income securities and instruments held by the Fund.
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, including through proprietary models and algorithms, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
Liquidity and Valuation Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market development or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The valuation of the Fund’s investments may require subjective judgments and the Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers.

Market Risk. The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. There can be no assurance that Sapere will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments.
New Fund Risk.  The Fund recently commenced operations and has limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.
Non-Diversification Risk.  The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Other Pooled Vehicle Risk.  To the extent the Fund invests in other investment companies or other pooled investment vehicles, including other mutual funds and exchange-traded funds, its performance will be affected by the performance of those other investment companies or pooled investment vehicles. Investments in other investment companies or pooled investment vehicles are also subject to the risks of the other investment companies’ or vehicles’ investments, as well as to the other investment companies’ or vehicles’ expenses.
Short Position Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s net asset value.
Sovereign Default Risk. An issuer of sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.
Subsidiary Risk .  By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Each Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or each Subsidiary to operate as expected and could adversely affect the Fund.

Swap Risk. In a typical swap agreement, the Fund receives payments from a counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index (or some other investment or instrument). In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. Swap agreements can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swap agreements may also be considered illiquid.  By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to settle a swap agreement immediately, particularly during times of market turmoil.  The Fund currently expects to settle swap agreements at least monthly, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.  The Fund may have difficulty settling a swap agreement in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

Tail Risk Protection Risk. There can be no guarantee that the Fund’s Tail Risk Protection strategy will be successful; moreover, achieving the Fund’s strategy of protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The Tail Risk Protection strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies. Although the Fund’s Tail Risk Protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.
Tax Risk . The tax treatment of the Fund’s investments in a Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the Internal Revenue Service (“IRS”) were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Performance Information
No performance history is presented for the Fund because it does not yet have a full calendar year of performance as of the date of this Prospectus. Updated information on the Fund’s performance, including its current net asset value per share, can be obtained by visiting [website].
Management of the Fund
Sapere Revelation Funds Management, LLC serves as the Fund’s investment adviser.
Sapere Portfolio Managers. [●] and [●] are primarily responsible for the day-to-day management of the Fund. [●] and [●] hold the titles of [●] and [●], respectively, with Sapere. They have co-managed the Fund since its inception ([●], 2019 ).
Investment Sub-Advisers. [●], [●], and [●] serve as the Fund’s investment sub-advisers.

Purchase and Sale of Fund Shares
Fund shares may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.
The minimum initial investment for Class A Shares is generally $2,500. The minimum subsequent investment for Class A Shares is $250. The minimum initial investment for Class C Shares is generally $5,000. The minimum subsequent investment for Class C Shares is $250. The minimum initial investment for Institutional Shares is generally $1,000,000. The minimum subsequent investment for Institutional Shares is $250. The minimum initial investment for Class R6 Shares is [$10,000,000]. The minimum subsequent investment for Class R6 Shares is $250.
You may purchase and redeem shares through certain intermediaries that have a relationship with Foreside Funds Distributors LLC, the Fund’s principal underwriter, including banks, trust companies, brokers, registered investment advisers and other financial institutions.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements. Given the investment strategies of the Fund, it is expected that the Fund’s distributions will generally be taxed as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Sapere Revelation Global Balanced Fund
Investment Objective
The Sapere Revelation Global Balanced Fund (the “Fund”) seeks long-term capital appreciation and total return by investing, under normal circumstances, in a blended portfolio comprised of approximately 60% global equities and 40% global bonds.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $[●] in the Sapere Revelation Funds. More information about these and other discounts is available from your financial professional and in “ Classes of Shares ” beginning on page [●] of the Prospectus and in “ Distribution of Trust Shares and Multiple Share Classes ” beginning on page [●] of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	[●]%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	None	[●]%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares
Management Fees [1]	[●]%	[●]%	[●]%	[●]%
Distribution and/or Service (12b-1) Fees	[●]%	[●]%	None	None
Other Expenses [2]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses	[●]%	[●]%	[●]%	[●]%
Fee Waiver and/or Expense Reimbursement [1]	[●]%	[●]%	[●]%	[●]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[●]%	[●]%	[●]%	[●]%
1 “Management Fees” include a management fee paid to   Sapere Revelation Funds Management, LLC (“Sapere”) by the Subsidiary (as defined below) at the annual rate of [•]% of the Subsidiary’s average daily net assets. Sapere has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Sapere by the Subsidiary. This undertaking may not be terminated by Sapere as long as the management agreement between Sapere and the Subsidiary is in place.
2 Based on estimated amounts for a full fiscal year. “Other Expenses” include expenses of the Subsidiary. However, “Other Expenses” do not include direct or indirect costs associated with any over-the-counter derivative instruments (namely, total return swaps) in which the Fund or Subsidiary invests. Costs associated with these derivative instruments include any fee paid to the counterparty or any other fees and expenses associated with the investment. These costs, which are expected to range from 0.50% - 1.00% (expressed as an annualized percentage of the notional amount of the investments), are included in the return of these derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not you redeem your shares) and assumes that you invest $10,000 in the Fund for the periods indicated, your investment has a 5% return each year, and the Fund’s total annual operating expenses remain the same. The example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 Year	3 Years
Class A Shares	$[●]	$[●]
Class C Shares
Assuming complete redemption at end of period	$[●]	$[●]
Assuming no redemption	$[●]	$[●]
Institutional Shares	$[●]	$[●]
Class R6 Shares	$[●]	$[●]
Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the Fund’s annual operating expenses or in the expense example above, but are reflected in the Fund’s performance. As the Fund commenced operations on or around the date of this Prospectus, no portfolio turnover information is available.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by allocating its assets among a “Global Equity” strategy, a “Global Income” strategy and a “Managed Futures” strategy. The Fund may also employ a “Tail Risk Protection” strategy to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund.
Global Equity. The non-capitalization weighted Global Equity strategy (“Equity Strategy”) uses an investment model to construct a model portfolio or index comprised of stocks that are selected and weighted from a universe of companies in a broad set of developed and emerging markets.
 Under normal circumstances, the Fund seeks to obtain exposure to the performance of the model portfolio or index through the purchase of one or more total return swaps .
[●] (“[●]”), a sub-adviser to the Fund, manages the Fund’s Equity Strategy. [●] constructs the model portfolio or index starting with a universe of the largest 2,000 companies from a broad set of developed and emerging markets . Individual stocks are selected and weighted on the basis of each stock’s relative attractiveness using quantitative characteristics, including: (i) measures of a stock’s cheapness relative to other stocks, (ii) variables summarizing the strength of a company’s business fundamentals, (iii) an assessment of the likelihood a company is engaged in aggressive accounting practices, (iv) an assessment of the degree to which a company is prone to over-investment, (v) a measure of securities issuance  indicating managers may believe the company is overvalued, (vi) variables capturing a stock’s volatility, (vii) an assessment of a stock’s likelihood of experiencing financial distress , and (viii) variables indicating strong momentum  in a stock’s recent performance that might be expected to continue.

[●] uses a quantitative model to increase the weight of stocks for which the model predicts higher future risk-adjusted returns and to decrease the weight of stocks for which the model predicts lower future risk-adjusted returns. Weights are then adjusted to ensure adequate exposure to small capitalization companies. Final stock weights may be further adjusted to ensure adequate liquidity and to mitigate transaction costs . [●] generally rebalances the Equity Strategy model portfolio or index on an annual basis . [● ] may modify this methodology over time in an effort to increase expected return, decrease expected risk, improve liquidity, or mitigate turnover.
The Equity Strategy’s universe of available stocks includes stocks listed on non-over-the-counter exchanges located in the following 45 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, United Kingdom, and United States. The exact distributions of portfolio weight associated with particular countries and industries will vary over time depending on the model’s assessment of individual stocks in each country and industry.
Under normal circumstances, the Fund seeks to obtain exposure to the performance of [●]’s model portfolio or index through the purchase of one or more total return swaps . [●] contracts with one or more counterparties to acquire the total return swaps . In a typical swap agreement, the Fund receives payments from the counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index . In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. The Fund currently expects to settle swap positions at least monthly, and may do so more frequently. Periodically settling a swap position is intended to limit counterparty risk, however, it will also cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates . Because the Equity Strategy model portfolio or index is proprietary, there may be a limited number of counterparties willing or able to serve as counterparties to such a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments (including equity futures), “baskets” of individual stocks, or individual securities (including mutual funds and exchange-traded funds) to replicate the performance of the Equity Strategy model portfolio or index. Up to [60]% of the Fund’s total assets may be allocated to the Equity Strategy.

Global Income. The Global Income strategy (“Income Strategy”) uses a non-issue weighted investment model to construct a model portfolio or index comprised of bonds that are selected and weighted from a universe of fixed income securities issued by the U.S. and foreign governments.
Under normal circumstances, the Fund seeks to obtain exposure to the performance of the model portfolio or index through the purchase of one or more total return swaps .
[●] (“[●]”), a sub-adviser to the Fund, manages the Fund’s Income Strategy. [●] constructs the model portfolio or index starting with a universe of fixed income securities issued by the U.S. and foreign governments. Individual bonds are selected and weighted on the basis of each bond’s relative attractiveness using quantitative characteristics, including: (i) the real gross domestic product (“GDP”) among countries, (ii) average interest rates among countries, (iii) interest rates among bonds of different maturities in a given country, (iv) real yield compared to real historical GDP growth weight of a country, (v) debt-to-GDP among countries, and (vi) the inflation rate among countries.
[●] uses a quantitative model to increase the weight of bonds for which the model predicts higher future risk-adjusted returns and to decrease the weight of bonds for which the model predicts lower risk-adjusted returns. Weights are then adjusted to ensure adequate exposure to smaller bonds. Final bond weights may be adjusted to ensure adequate liquidity and to mitigate transaction costs. [●] generally rebalances the Income Strategy model portfolio or index on an annual basis. [● ] may modify this methodology over time in an effort to increase expected return, decrease expected risk, improve liquidity, or mitigate turnover.
The Income Strategy’s universe of available bonds includes fixed income securities issued by the U.S. and foreign governments listed on non-over-the-counter exchanges located in the following 45 countries: Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Russia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, United Kingdom, and United States. The exact distributions of portfolio weight associated with particular countries will vary over time depending on the model’s assessment of bonds in each country .
Under normal circumstances, the Fund seeks to obtain exposure to the performance of [●]’s model portfolio or index through the purchase of one or more total return swaps . [●] contracts with one or more counterparties to acquire the total return swaps . In a typical swap agreement, the Fund receives payments from the counterparty based on the return, inclusive of interest and capital gains, of the model portfolio or index . In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. The Fund currently expects to settle swap positions at least monthly, and may do so more frequently. Periodically settling a swap position is intended to limit counterparty risk, however, it will also cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates . Because the Income Strategy model portfolio or index is proprietary, there may be a limited number of counterparties willing or able to serve as counterparties to such a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments (including bond futures), “baskets” of individual bonds, or individual securities (including mutual funds and exchange-traded funds) to replicate the performance of the Income Strategy model portfolio or index. Up to [40]% of the Fund’s total assets may be allocated to the Income Strategy.

Managed Futures. The Managed Futures strategy uses a systematic trend-following strategy in over 100 different markets (or market sectors) by taking long and/or short positions in a wide range of asset classes, namely equities, fixed income, commodities, and currencies. The Managed Futures strategy seeks to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities over sustained periods.
[●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Managed Futures strategy. [●] seeks to identify price trends in various asset classes over a long-term horizon using proprietary investment techniques. These proprietary investment techniques use past asset prices and other market information to seek to determine the direction and the magnitude of price trends. Based on these forecasted trends, [●] will take a long or short position in an instrument or asset class. Long positions benefit from an increase in price of the underlying instrument or asset, while short positions benefit from a decrease in price of the underlying instrument or asset. The Managed Futures strategy primarily uses (i) options (including options on futures), (ii) futures (including bond and equity index futures), (iii) forwards, (iv) spot contracts, and (v) swaps (including interest rate swaps).  The Fund’s Managed Futures strategy investments will be made without restriction as to issuer capitalization, country, currency, maturity, or credit rating.
Sapere expects that less than 100%, typically up to 25%, of the Fund’s net assets will be invested in, and/or used as collateral for gaining exposure to, the Managed Futures strategy . However, the Fund will attempt to maintain an exposure to the Managed Futures strategy as if between [●]% and [●]% of the Fund’s net assets were invested.
In order to provide the Fund with exposure to the commodity futures markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in commodity-linked derivative instruments (including total return swaps, commodity futures and commodity-linked notes) and other investments intended to serve as margin or collateral for swaps or other instruments, as applicable. However, the Fund will also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund. The Subsidiary is managed by Sapere and [●].

Tail Risk Protection. The Fund may also employ tail risk protection. The Tail Risk Protection strategy seeks to provide protection against extreme or sudden market events that can significantly and negatively affect the Fund, while attempting to preserve upside potential. [●] (“[●]”), another sub-adviser to the Fund, manages the Fund’s Tail Risk Protection strategy.
In implementing the Tail Risk Protection strategy, the Fund may enter into one or more total return swaps on one or more indices that measures market expectations of volatility. [●] believes that exposure to a market volatility index through one or more swaps will mitigate the impact of extreme or sudden market events (i.e., tail risk) because the Fund should experience a gain on the swap during negative market events, which will mitigate the Fund’s losses in such an event. The Fund expects to be engaged in one or more swaps on an index at all times to ensure continued exposure to the index, even in periods of low volatility. In the future, however, the Fund may use other instruments to protect against tail risk.
Allocation Among Strategies. The amount allocated to each of the Fund’s strategies may change depending on Sapere’s assessment, in consultation with one or more of the Fund’s sub-advisers, of market risk, security valuations, market volatility, and the prospects for achieving the Fund’s investment objective. Sapere may also allocate the Fund’s assets to other third-party sub-advisers in the future, and may also manage directly any collateral held as a result of the Fund’s use of derivatives. Under normal circumstances, Sapere expects to allocate the Fund’s assets to the Equity Strategy, Income Strategy, Managed Futures strategy and Tail Risk Protection strategy, respectively, as follows:
Equity Strategy	[●] – [●]%
Income Strategy	[●] – [●]%
Managed Futures strategy	[●] – [●]%
Tail Risk Protection strategy	[●] – [●]%

The Fund may maintain up to 25% of its total assets in cash and/or short-term cash-like instruments, including U.S. Treasury securities and money market funds. The Fund may also utilize derivative instruments for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may also use derivatives transactions with the purpose or effect of creating investment leverage.
THE FUND IS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“1940 ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Principal Investment Risks
The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund. The value of your investment in the Fund may fall, sometimes suddenly and significantly. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked instruments in which the Fund (or a Subsidiary) invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s net asset value to fluctuate.
Counterparty Risk. Certain investments or investment transactions, such as futures, options, swaps , forwards and structured notes, are subject to the risk that the Fund’s counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund would be unable to recover its investment from the counterparty or would obtain a limited recovery, and/or recovery would be delayed, which would result in a loss to the Fund.
Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value. These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
Derivatives Risk. Derivatives, such as futures, options, swaps , forwards and structured notes, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference asset, index or instrument underlying the derivative. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Equity and Equity-Related Securities Risk. The price or value of the Fund’s investments in equity and equity-related securities, such as common or preferred stock and equity total return swaps, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in a company’s financial condition and overall market and economic conditions. Equity and equity-related securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company’s debt with respect to dividends, which the company may or may not declare. Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Foreign and Emerging Countries Risk. Foreign securities are subject to the risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rate are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the yield and liquidity of fixed income securities and instruments held by the Fund.
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non-traditional and alternative investment styles, including through proprietary models and algorithms, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Leverage Risk. Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
Liquidity and Valuation Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market development or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. The valuation of the Fund’s investments may require subjective judgments and the Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers.
Market Risk. The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. There can be no assurance that Sapere will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments.
New Fund Risk.  The Fund recently commenced operations and has limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.
Non-Diversification Risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Non-Investment Grade Fixed Income Securities Risk. Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Other Pooled Vehicle Risk. To the extent the Fund invests in other investment companies or other pooled investment vehicles, including other mutual funds and exchange-traded funds, its performance will be affected by the performance of those other investment companies or pooled investment vehicles. Investments in other investment companies or pooled investment vehicles are also subject to the risks of the other investment companies’ or vehicles’ investments, as well as to the other investment companies’ or vehicles’ expenses.

Short Position Risk. The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s net asset value.
Sovereign Default Risk. An issuer of sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.
Subsidiary Risk .  By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Each Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or each Subsidiary to operate as expected and could adversely affect the Fund.
Swap Risk. In a typical swap agreement, the Fund receives payments from a counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index (or some other investment or instrument). In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. Swap agreements can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swap agreements may also be considered illiquid.  By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to settle a swap agreement immediately, particularly during times of market turmoil.  The Fund currently expects to settle swap agreements at least monthly, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.  The Fund may have difficulty settling a swap agreement in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

Tail Risk Protection Risk. There can be no guarantee that the Fund’s Tail Risk Protection strategy will be successful; moreover, achieving the Fund’s strategy of protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The Tail Risk Protection strategy can be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies. Although the Fund’s Tail Risk Protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.
Tax Risk . The tax treatment of the Fund’s investments in a Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the Internal Revenue Service (“IRS”) were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Performance Information
No performance history is presented for the Fund because it does not yet have a full calendar year of performance as of the date of this Prospectus. Updated information on the Fund’s performance, including its current net asset value per share, can be obtained by visiting [website].
Management of the Fund
Sapere Revelation Funds Management, LLC serves as the Fund’s investment adviser.
Sapere Portfolio Managers. [●] and [●] are primarily responsible for the day-to-day management of the Fund. [●] and [●] hold the titles of [●] and [●], respectively, with Sapere. They have co-managed the Fund since its inception ([●], 2019 ).
Investment Sub-Advisers. [●], [●], and [●] serve as the Fund’s investment sub-advisers.
Purchase and Sale of Fund Shares
Fund shares may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Fund.
The minimum initial investment for Class A Shares is generally $2,500. The minimum subsequent investment for Class A Shares is $250. The minimum initial investment for Class C Shares is generally $5,000. The minimum subsequent investment for Class C Shares is $250. The minimum initial investment for Institutional Shares is generally $1,000,000. The minimum subsequent investment for Institutional Shares is $250. The minimum initial investment for Class R6 Shares is [$10,000,000]. The minimum subsequent investment for Class R6 Shares is $250.
You may purchase and redeem shares through certain intermediaries that have a relationship with Foreside Funds Distributors LLC, the Fund’s principal underwriter, including banks, trust companies, brokers, registered investment advisers and other financial institutions.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements. Given the investment strategies of the Fund, it is expected that the Fund’s distributions will generally be taxed as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Funds
Information about each Fund’s principal investment strategies is provided in the relevant summary section for each Fund. Below is additional information, describing in greater detail the principal investment strategies, including the practices and methodologies that Sapere utilizes in pursuing a Fund’s investment objective and principal investment strategies, as well as each Fund’s principal investment risks.
Investment Policies and Guidelines
Investment Objectives and Principal Investment Strategies
The investment objective and principal investment strategies inform you of each Fund’s goal and the investment methods and techniques Sapere intends to employ principally in investing your money. There is no guarantee that a Fund will achieve its respective investment objective. The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees of the Sapere Revelation Series Trust (the “Board”) without shareholder approval. The Board and/or Sapere may change other non-fundamental policies as well as the Fund’s investment strategies without shareholder approval.
The Funds’ investment policies, limitations and other guidelines apply at the time an investment is made. As a result, a Fund generally may continue to hold positions that met a particular investment policy, limitation or guideline at the time the investment was made but subsequently do not meet the investment policy, limitation or guideline.
Each Fund will invest, under normal market conditions, at least 40% of its assets (and at least 30% of its assets if market conditions are not deemed favorable) in issuers (including government issuers and agencies and instrumentalities thereof) organized or located in multiple countries outside the United States or doing a substantial amount of business in multiple countries outside the United States.  These investments may be indirect ( e.g., a Fund may invest in total return swaps to gain exposure to these issuers).
In seeking to meet its investment objective or to adapt to changing economic or market environments, a Fund may invest in any type of security or instrument whose investment characteristics are considered by the portfolio managers to be consistent with the Fund’s investment program, including some that may not be described in this Prospectus.
Each Fund may seek a temporary or defensive position in response to unfavorable economic or market conditions, while waiting for suitable investment opportunities, or under other circumstances (e.g., to seek returns on excess cash), as Sapere deems appropriate. When a Fund is seeking a temporary or defensive position, it may invest up to 100% of its assets in: cash or cash equivalents, time deposits, certificates of deposit and bankers’ acceptances issued by a commercial bank or savings and loan association; commercial paper rated at the time of purchase by one or more ratings agencies in one of the two highest categories or, if not rated, deemed to be of comparable quality; securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities; repurchase agreements collateralized by the securities listed above; and money market fund shares. A Fund’s investment objective may not be achieved while it is invested in a temporary or defensive position. Each Fund may also borrow money for temporary or emergency purposes.
Principal Investment Risks
An investment or type of security specifically identified in the Prospectus generally reflects a principal investment. The Funds also may invest in or use certain other types of investments and investing techniques that are described in the Statement of Additional Information (“SAI”). An investment or type of security only identified in the SAI typically is treated as a non-principal investment. Additional information on the principal risks and certain non-principal risks of the Funds is described below. Not all of the risks are principal risks for each Fund. The fact that a particular risk was not indicated as a principal risk for a Fund does not mean that the Fund is prohibited from investing its assets in securities or other investments that give rise to that risk. It simply means that the risk is not a principal risk for that Fund. In addition, investors should note that each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.
Although the Funds are designed to serve as a component of a broader investment portfolio, no single Fund should be considered to constitute a complete investment program. The Funds may use the investments or strategies discussed below to different degrees, and, therefore, may be subject to the risks described below to different degrees.

Call/Prepayment Risk. An issuer could exercise its right to pay principal on an obligation held by a Fund earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Commodity Risk. Investing in the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked instruments in which a Fund (or a Subsidiary) invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause a Fund’s net asset value (“NAV”) to fluctuate. Although investments in commodities typically move in different directions than traditional stocks and bonds when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked instruments have been parallel to those of stocks and bonds.
Counterparty Risk. The counterparty with which a Fund conducts transactions (or that guarantees investments or agreements that the Fund owns or is otherwise exposed to) may be unwilling or unable (or perceived to be unwilling or unable) to honor its obligations under the terms of a transaction or agreement, such as timely principal, interest or settlement payments. As a result, a Fund would be unable to recover its investment, would only recover a portion of its investment, or would have any recovery delayed, which would adversely affect the Fund. These risks may be greater if a Fund engages in over-the-counter transactions. The extent of counterparty risk generally varies based on the terms of the particular security or transaction as well as the financial condition of the counterparty. The Funds bear the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties. To the extent a Fund enters into multiple transactions with a single or limited set of counterparties, it will be subject to increased counterparty risk, including credit risk of the counterparty and the risk of settlement default.
Credit/Default Risk. An issuer or guarantor of fixed income securities or instruments held by a Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of a Fund’s portfolio securities or other investments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor may impair a Fund’s liquidity and have the potential to cause significant deterioration in net asset value. These risks are more pronounced in connection with a Fund’s investments in non-investment grade fixed income securities.
Non-investment grade fixed income securities or instruments and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Derivatives Risk. Each Fund may invest in derivatives, such as futures, options, swaps , forwards and structured notes, to pursue its investment objective and to create economic leverage in the Fund, to enhance total return, to seek to hedge against fluctuations in (among other things) securities prices, interest rates and currency rates, to change the effective duration of a Fund’s portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities. Derivatives involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These additional risks include leverage, imperfect correlations with underlying investments, reference assets or indices or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of derivatives may also expose a Fund to the performance of securities that the Fund does not own. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and a Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference asset or index or instrument underlying the derivative.
Certain derivatives in which the Funds invest are traded on an exchange or through a central counterparty. The Funds are thus subject to the credit risk of the clearing broker or clearinghouse. Certain derivatives are subject to mandatory exchange trading and/or clearing. Central clearing is intended to reduce counterparty credit risk and is intended to increase liquidity but does not make derivatives transactions risk-free.
Emerging Countries Risk. Investments in securities of issuers located in emerging countries are subject to the risks associated with investments in foreign securities. In addition, the securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investments in securities of issuers located in emerging countries involves the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions, and the imposition of exchange controls (including repatriation restrictions).
Equity and Equity-Related Securities Risk. Stock markets are volatile and an investment in equity and equity-related securities is generally more volatile than an investment in a fixed-income investment. The value of equity securities may change rapidly and unpredictably in response to many factors, including real or perceived changes in an issuer’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. A Fund may invest in either common or preferred stock, each of which carries different levels of risk. Common stocks generally represent the riskiest investment in an issuer and preferred stocks generally rank junior to an issuer’s debt with respect to dividends, which the issuer may or may not declare. In addition, preferred stock may be subject to factors affecting equity and fixed-income securities, including changes in interest rates and an issuer’s credit. The value of preferred stock tends to vary more with fluctuations in the underlying common stock than with changes in interest rates. The Fund’s investments in preferred stock may lose value if dividends are not paid. Generally, preferred stock does not carry voting rights.
Extension Risk. An issuer could exercise its right to pay principal on an obligation held by a Fund later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Foreign Risk. When a Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscations, trade restrictions (including tariffs), expropriations and other government restrictions by the United States or other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Funds will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when a Fund invests in securities of issuers located in emerging countries.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities or other instruments held by a Fund will decline in value because of changes in interest rates. Interest rate changes can be sudden and unpredictable, and a Fund may lose money as a result of movements in interest rates. Fixed-income securities or other instruments with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Changes in the value of a fixed-income securities or other instruments usually will not affect the amount of income the Fund receives from the instrument but it will generally affect the value of the Fund’s shares.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.
Duration is a measure of a bond price’s sensitivity to a given change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. However, duration may not accurately reflect the true interest rate sensitivity of investments held by a Fund and, in turn, the Fund’s susceptibility to changes in interest rates. A Fund may be unable to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges against interest rate changes may not work as intended.
Given the historically low interest rate environment in the United States, risks associated with rising interest rates are heightened. A Fund may face a heightened level of risk, especially because the Federal Reserve Board has ended its quantitative easing program and has begun, and may continue to, raise interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations. As a result of any changes in interest rates, a Fund may experience higher than normal redemptions and may be forced to sell investments during periods of reduced market liquidity at unfavorable prices in order to meet fund redemption obligations. In addition, regulations applicable to broker-dealers and changing business of market makers may result in these market participants restricting their activities, leading to reduced levels in the capacity of these market makers to engage in fixed-income trading and, as a result, reduced dealer inventories of fixed-income investments. As a result, certain fixed-income securities or other instruments may be particularly subject to reduced liquidity and increased volatility.
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. Each Fund employs various non-traditional and alternative investment styles, including through proprietary models and algorithms, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. The Funds should not be considered a complete investment program.
The use of proprietary models and algorithms could be adversely impacted by unforeseeable software or hardware malfunction and other technological failures, power loss, software bugs, malicious code such as “worms,” viruses or system crashes or various other events or circumstances within or beyond the control of Sapere or a Fund’s sub-adviser. Certain of these events or circumstances may be difficult to detect. Moreover, even if detected, Sapere or a Fund’s sub-adviser may determine not to correct any model or algorithm. Models and algorithms that have been formulated on the basis of past market data may not be predictive of future price movements. Models and algorithms may not be reliable if unusual or disruptive events cause market movements, the nature or size of which are inconsistent with the historical performance of individual markets and their relationship to one another or to other macroeconomic events. Models and algorithms also rely heavily on data that may be licensed from a variety of sources, and the functionality of the models depends, in part, on the timeliness and accuracy of voluminous data inputs.

Leverage Risk. Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage the sum of the Fund’s investment exposures may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.
Liquidity and Valuation Risk. A Fund may invest in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. A Fund may also make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the security or instrument at all. To meet redemption requests or otherwise raise cash for investment purposes, a Fund may be forced to sell large amounts of investments at a disadvantageous time and/or price, which could adversely affect the Fund. The risk of loss may increase depending in the size and frequency of redemption requests, the general market conditions at the time of the sale, and the extent of redemptions across other funds with similar investment strategies or holdings. An inability to sell one or more portfolio positions can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
The liquidity of an investment may deteriorate over time or suddenly and unexpectedly as a result of the lack of an active market or limited dealer market-making capacity. Liquidity risk may be magnified during periods of rising interest rates, significant shareholder redemptions, or market turmoil. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), and securities that are subject to sale restrictions, are particularly susceptible to liquidity and valuation risk. As a result, a Fund potentially will be unable to pay redemption proceeds within the allowable time period because of adverse market conditions, an unusually high volume of redemption requests, or other reasons, unless it sells other portfolio investments under unfavorable conditions.
Less liquidity means that more subjectivity may be used in establishing the value of the securities or other investments. During periods of reduced market liquidity, in the absence of readily available market quotations, or for securities that trade infrequently or are thinly traded, Sapere may experience difficulty in assigning an accurate daily value to these investments. As a result, Sapere may be required to fair value the investments pursuant to procedures adopted by the Board. Fair value determinations are inherently subjective and reflect good faith judgments based on available information, which may be impacted by technological issues and/or errors by third party service providers.  Accordingly, there can be no assurance that the determination of an investment’s fair value in accordance with the Funds’ valuation procedures will in fact approximate the price at which a Fund could sell that investment at that time or that data obtained from third parties believed to be reliable will be accurate.
Market Risk. A Fund’s investments and performance may be affected by economic, political, social, regulatory or market uncertainties and the price or value of a Fund’s investments may fluctuate widely over short or extended periods. There can be no assurance that Sapere (or a Fund’s sub-adviser) will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments. Prices of investments are volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, will significantly affect the results of a Fund’s activities and the value of its investments.
The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other investments in which a Fund invests, and it may be difficult for Sapere (or a Fund’s sub-adviser) to identify favorable investment opportunities. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Governmental and regulatory actions may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, causing the Fund to modify its existing investment strategies or techniques.

New Fund Risk. The Funds recently commenced operations and have limited operating history and started operations with a small asset base. There can be no assurance that a Fund will grow to or maintain a viable size sufficient to achieve investment and trading efficiencies and fully implement its investment strategy. As a result, a Fund’s performance may be particularly sensitive to individual investments and more volatile than would be expected once a Fund attains a viable size and fully implements its investment strategy. Investment positions may have a disproportionate impact (negative or positive) on performance of a Fund. A Fund may also require a period of time before it is fully invested in securities that meet its investment objectives and policies and achieve a representative portfolio composition. As a result, a Fund’s performance may not represent how the Fund is expected to or may perform in the long-term. In the event that a Fund is liquidated, the expenses and timing of such liquidation may be unfavorable to some shareholders.
Non-Diversification Risk. The Funds are non-diversified, meaning that each Fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Non-Investment Grade Fixed Income Securities Risk. A Fund may invest in non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) that are considered speculative. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
Other Pooled Vehicle Risk. Investments in other investment companies or pooled invest vehicles are subject to the risks of the other investment companies’ or pooled invest vehicles’ investments, including the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally as well as the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid.  A Fund and its shareholders will incur its pro rata share of the expenses of the underlying investment companies or vehicles in which the Fund invests, such as investment advisory and other management expenses, and shareholders will incur the operating expenses of these investment vehicles.
Shares of investment vehicles that trade on an exchange may trade at a discount or premium from their net asset value. The purchase of shares of some investment companies (such as exchange-traded funds (“ETFs”)) may require the payment of substantial premiums above the value of such companies’ portfolio securities or NAVs or otherwise trade in the secondary market at a price below the value of its underlying portfolio and may not be liquid. A passively managed ETF may not replicate the performance of the index it intends to track.
Investing in real estate investment trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.

Short Position Risk. Each Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s net asset value.
Sovereign Default Risk. The issuer of the non-U.S. sovereign debt held by a Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

Economic Risk—The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of GDP, high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

Political Risk—The risks associated with the general political and social environment of a country. These factors may include among other things government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

Repayment Risk—A country may be unable to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short- term debt or exports, and an unsustainable exchange rate structure.

Subsidiary Risk. By investing a portion of their assets in a Subsidiary, the Funds are indirectly exposed to the risks associated with the Subsidiary, which is expected to invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments. The derivatives and other investments held by a Subsidiary are subject to the same risks that apply to similar investments if held directly by a Fund and are described elsewhere in the Prospectus. There can be no assurance that the investment objective of the Subsidiaries will be achieved. The Subsidiaries will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Subsidiaries are subject to the same fundamental, non-fundamental and certain other investment restrictions as the applicable Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.
Swap Risk. The use of swap agreements is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. A Fund’s transactions in swap agreements may be significant. In a typical swap agreement, a Fund receives payments from a counterparty based on the return, inclusive of dividends and capital gains, of the model portfolio or index (or some other investment or instrument). In return, the counterparty is paid an agreed upon short-term interest rate for providing the total return swap. Swap agreements can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swap agreements may also be considered illiquid.  By using swap agreements, a Fund is exposed to liquidity risks since it may not be able to settle a swap agreement immediately, particularly during times of market turmoil.  The Funds currently expect to settle swap agreements at least monthly, which will cause a Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.  The Funds may have difficulty settling a swap agreement in a timely manner and could, as a result, incur losses that otherwise might have been avoided.  The value of swap agreements can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Sapere’s expectations may produce significant losses.

Tail Risk Protection Risk. There can be no guarantee that a Fund’s Tail Risk Protection strategy will be successful; moreover, achieving a Fund’s strategy of protecting against tail risk does not mean the Fund will achieve a positive or competitive return. The Tail Risk Protection strategy can be expected to limit a Fund’s participation in market price appreciation when compared to similar funds that do not attempt these strategies. Although a Fund’s Tail Risk Protection strategy is designed to protect the Fund in such periods of extreme or sudden market decline, there is no guarantee that it will.
Tax Risk. The Funds will seek to gain exposure to the commodity markets through investments in the Subsidiaries. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Funds have not received such a private letter ruling, and are not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. Depending on the terms of the proposed regulations when they are issued in final form, a Fund may be required to make changes to its operations to satisfy the requirements of such final regulations.
The tax treatment of a Fund’s investments in a Subsidiary may be adversely affected by future legislation, court decisions, U.S. Treasury regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/ or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders
U.S. Government Securities Risk. Although a Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself. In addition, although U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. It is possible that the issuers of some U.S. government securities will not have the funds to timely meet their payment obligations in the future and there is a risk of default. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate in value and are subject to investment risks.  The value of U.S. government obligations may be adversely affected by changes in interest rates.

The SAI describes the Funds’ principal investment risks in more detail and also describes other risks applicable to the Funds. The additional risks include the following:
Active Trading Risk. Sapere and each Fund’s sub-advisers will actively trade each Fund’s portfolio, which leads to higher turnover and brokerage and other transaction expenses. Each would negatively affect a Fund’s returns and can increase tax liability. Active trading may also lead to increased management risks.
Mid-Cap/Small-Cap Risk. Medium capitalization and small capitalization companies may not have the size or resources of large capitalization companies. The securities of medium capitalization and small capitalization companies may fluctuate more than those of large capitalization companies. Additionally, the securities of medium capitalization and small capitalization companies may be less liquid than those of large capitalization companies, meaning a Fund might have greater difficulty selling such securities at a time and price that a Fund would like. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies.
Redemption Risk. Each Fund may experience adverse effects when certain large shareholders, such as other mutual funds, institutional investors and financial intermediaries (who may make investment decisions on behalf of underlying clients), purchase or redeem large amounts of shares of the Fund. These large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by a Fund, the strategies used by a Fund or the level of regulation or taxation applying to a Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of a Fund, as well as the way investments in, and shareholders of, a Fund are taxed. In the future, the rules may materially affect the securities in which a Fund invests and a Fund’s investment strategies and performance.
Portfolio Holdings Disclosure
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ investments is available in the Funds’ SAI and on the Funds’ website at www.[website].com.

Management of the Funds
The Funds are series of Sapere Revelation Series Trust, a Delaware statutory trust (the “Trust”), which is overseen by the Board of Trustees (the “Board”). Sapere oversees each Fund’s investment program. Sapere also provides certain administrative services to the Funds. These services are provided pursuant to a management agreement between Sapere and the Trust, on behalf of each Fund (the “Management Agreement”).
 Investment Manager and Administrator
Sapere Revelation Funds Management, LLC, located at 130 Matthews Station Street, Suite 2-A, Matthews, North Carolina 28105, is the Funds’ investment manager. Sapere is a North Carolina limited liability company and an investment adviser registered with the Securities and Exchange Commission (“SEC”) since 2018. Sapere and its affiliates provide discretionary investment advisory services to a range of clients, including private pooled investment vehicles and institutional investors. As of [●], 2018, Sapere and its affiliates had approximately $[●] in assets under management, all of which they managed on a discretionary basis.
As compensation for its services as investment manager to the Funds, Sapere is entitled to the following fee for each Fund (expressed as a percentage of average daily net assets):
Fund	Management Fee [1]
Sapere Revelation Global Growth Fund	[●]%
Sapere Revelation Global Income Fund	[●]%
Sapere Revelation Global Balanced Fund	[●]%
1 “Management Fees” include a management fee paid to Sapere by each Fund’s Subsidiary at the annual rate of [•]% of the Subsidiary’s average daily net assets. Sapere has contractually agreed, for so long as a Fund invests in its respective Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Sapere by the Subsidiary. This undertaking may not be terminated by Sapere as long as the management agreements between Sapere and the Subsidiaries are in place.
The Sub-Advisers (as defined below) will be paid by Sapere out of its management fee a percentage of the relevant Fund’s assets (or portion thereof managed by the relevant Sub-Adviser).
A discussion regarding the basis of the Board’s approval of the Management Agreement and the Sub-Advisory Agreements will available in the Funds’ next report to shareholders.
Investment Sub-Advisers
Sapere has entered into sub-advisory agreements with [●], [address] (“[●]”), [●], [address] (“[●]”) and [●] [address] (“[●],” and together with [●] and [●], the “Sub-Advisers”), to manage a portion of each Fund’s assets.
[●] is a [entity type and jurisdiction of formation] and an investment adviser registered with the SEC since [●]. [●] provides discretionary investment advisory services to a range of clients, including [private pooled investment vehicles and institutional investors]. As of [●], 2018, [●] had approximately $[●] in assets under management[, all of which it managed on a discretionary basis].
[●] is a [entity type and jurisdiction of formation] and an investment adviser registered with the SEC since [●]. [●] provides discretionary investment advisory services to a range of clients, including [private pooled investment vehicles and institutional investors]. As of [●], 2018, [●] had approximately $[●] in assets under management[, all of which it managed on a discretionary basis].
[●] is a [entity type and jurisdiction of formation] and an investment adviser registered with the SEC since [●]. [●] provides discretionary investment advisory services to a range of clients, including [private pooled investment vehicles and institutional investors]. As of [●], 2018, [●] had approximately $[●] in assets under management[, all of which it managed on a discretionary basis].

Sapere oversees the Sub-Advisers for compliance with the Funds’ investment objectives, policies, strategies and restrictions, and monitors each Sub-Adviser for adherence to its investment style. The Board supervises Sapere and the Sub-Advisers, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of the Sub-Advisers recommended by Sapere.
Sapere has requested “manager of managers” exemptive relief from the SEC that permits Sapere, subject to the approval of the Board, to appoint a “wholly owned” or unaffiliated sub-adviser or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The requested exemptive order would further permit Sapere to add or to remove a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate management fee paid by a Fund would remain subject to shareholder approval. Sapere would also continue to have ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Funds will notify shareholders of any change of a Fund sub-adviser.
Portfolio Managers
The portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Funds.  Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, is available in the Funds’ SAI.
Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
	Sapere Revelation Global Growth Fund	Since 2019
	Sapere Revelation Global Income Fund	Since 2019
	Sapere Revelation Global Balanced Fund	Since 2019

Other Service Providers to the Funds
The Northern Trust Company serves as the Funds’ sub-administrator, fund accounting agent and transfer agent, and Foreside Funds Distributors LLC (the “Distributor”) serves as the Funds’ distributor.

How The Funds’ Shares Are Priced
The NAV per share of a Fund’s Class A, Class C, Institutional and Class R6 Shares is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to the particular share class, less any liabilities, by the total number of shares outstanding of that class. Each Fund’s shares are valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading. Each Fund reserves the right to change the time its NAV is calculated under certain unusual circumstances, including, for example, in the event of an unscheduled halt or early close of trading on the NYSE. The time as of which each Fund calculates its NAV is hereinafter the “NAV Calculation Time.”
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are generally determined on the basis of last official closing prices or last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities and non-exchange-traded derivatives are generally valued on the basis of quotes obtained from brokers and dealers or pricing services, in some cases, using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement at the forward settlement date. Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund believes a non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NAV Calculation Time, the security will be valued at fair value based on procedures approved by the Board. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, among other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NAV Calculation Time. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when you are unable to buy, sell or exchange shares of the Fund.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to Sapere the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
When a Fund uses fair value pricing to determine the NAV of its shares, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for purposes of calculating the NAV of the Fund’s shares.

Classes Of Shares
Each Fund offers investors Class A, Class C, Institutional and Class R6 Shares. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
Class A and Class C Shares are generally available for purchase by all investors, subject to the satisfaction of investment minimums described below under “How to Buy Shares—Class A and Class C Shares.” Institutional and Class R6 Shares are offered primarily for direct investment by pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals, subject to the satisfaction of investments minimums described below under “How to Buy Shares—Institutional and Class R6.” Subject to eligibility, the class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each share class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. Sales charges and sales charge discount programs other than those shown in this section may apply if you purchase your investment in the Funds through certain intermediaries. It is the responsibility of your financial intermediary to ensure that you obtain the proper sale charge and sales charge discount. More extensive information about the Trust’s multi-class arrangements is included in the SAI, which may be obtained free of charge by calling [toll-free number].
Institutional and Class R6 Shares
•
Institutional and Class R6 Shares are not subject to an initial sales charge, Rule 12b-1 fees or contingent deferred sales charges (“CDSC”), but are subject to a minimum initial purchase of $1,000,000 and [$10,000,000], respectively. See “How to Buy Shares—Institutional and Class R6” below.

Class A Shares
•	You pay an initial sales charge of up to [●]% when you buy Class A Shares. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•
You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $[●] or more of Class A Shares. Please see the SAI for details.

•
Class A Shares are subject to lower Rule 12b-1 fees than Class C Shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders, but pay initial sales charges that do not apply to Class C Shares.

•
You normally pay no CDSC when you redeem Class A Shares, although you may pay a [●]% CDSC if you purchase $[●] or more of Class A Shares (and therefore pay no initial sales charge) and then redeem the shares during the first [●] months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A Shares without a sales charge. Please see the SAI for details.

Class C Shares

•	You do not pay an initial sales charge when you buy Class C Shares. The full amount of your purchase payment is invested initially.
•	You normally pay a CDSC of [●]% if you redeem Class C Shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors.
•	Class C Shares are subject to higher Rule 12b-1 fees than Class A Shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
The following provides additional information about the sales charges, distribution and servicing fees and other expenses associated with Class A and Class C Shares. Some or all of the payments described below are paid or “reallowed” to financial intermediaries. See “Payments to Financial Intermediaries” in this Prospectus and the SAI for details.

Initial Sales Charges—Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A Shares of the Funds and describes information or records you may need to provide to the Funds’ transfer agent or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A Shares of a Fund is the NAV of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. Investors who purchase $[●] or more of a Fund’s Class A Shares (and thus pay no initial sales charge) may be subject to a CDSC of [●]% if they redeem such shares during the first [●] months after their purchase. See “CDSCs on Class A Shares” below.
Amount of Purchase	Sales Charge as % of Net Amount Invested		Sales Charge as % of Public Offering Price
$0–$99,999	[ ]	%	[ ]	%
$100,000–$249,999	[ ]	%	[ ]	%
$250,000–$499,999	[ ]	%	[ ]	%
$500,000–$999,999	[ ]	%	[ ]	%
$1,000,000 +	[ ]	%	[ ]	%

Investors in the Funds may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), or the Reinstatement Privilege. These programs, which apply to purchases of one or more of the Funds, are summarized below and are described in greater detail in the SAI.

Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A Shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A Shares of one or more of the series of the Trust into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A Shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A Shares of one or more series of the Trust with the current aggregate net asset value of all Class A, Class C, Institutional and Class R6 Shares of any series of the Trust held by accounts for the benefit of such Qualifying Investor for purposes of determining the applicable front-end sales charge.
The term “Qualifying Investor” refers to:
(i)	an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or

(iii)	an an employee benefit plan of a single employer.

___________________________
*
For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A Shares of any series of the Trust at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The SAI contains more information regarding this program.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in the sales charge on a purchase of Class A Shares of the Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege and the amount of the total current purchase (including any sales charge) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, each Fund may sell its Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: Trustees of the Funds; affiliates of Sapere or the Distributor (and employees of the same); employees of participating brokers; certain trustees or other fiduciaries purchasing shares for retirement plans; participants investing in certain “wrap accounts” and investors who purchase shares through a participating broker who has waived all or a portion of the payments it normally would receive from the Distributor at the time of purchase. In addition, Class A Shares of the Funds issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A Shares of the Funds to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify the Funds’ transfer agent that the investor qualifies for such a reduction. If the transfer agent is not notified that the investor is eligible for these reductions, the transfer agent will be unable to ensure that the reduction is applied to the investor’s account.

An investor may have to provide certain information or records to his or her financial intermediary or the transfer agent to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Funds held in:
•	all of the investor’s accounts held directly with the Funds or through a financial intermediary;
•	any account of the investor at another financial intermediary; and
•	accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
The Trust makes available free of charge, on the Funds’ website at www.[website].com, information regarding eliminations of and reductions in sales charges associated with the Funds.
Contingent Deferred Sales Charges (CDSCs)—Class A and Class C Shares
CDSCs on Class A Shares. Unless a waiver applies, investors who purchase $[●] or more of Class A Shares (and, thus, pay no initial sales charge) will be subject to a [●]% CDSC if the shares are redeemed within [●] months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A Shares without an initial sales charge or if you are eligible for a waiver of the CDSC.
CDSCs on Class C Shares. Unless you are eligible for a waiver, if you sell (redeem) your Class C Shares within the time periods specified below, you will pay a CDSC according to the following schedule. For investors investing in Class C Shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Years Since Purchase Payment was Made	Percentage Contingent Deferred Sales Charge
First	[ ]	%
Thereafter	[ ]	%
How CDSCs are Calculated. For purposes of calculating the CDSC, shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, any applicable CDSC will be based on either your original purchase price or the then current NAV of the shares being redeemed, whichever is lower. To illustrate this, consider shares purchased at an NAV of $10. If a Fund’s NAV at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV at the time of redemption is $8, the CDSC will apply to the $8 NAV. CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the shareholder will first redeem the lot of shares that will incur the lowest CDSC.
Reductions and Waivers of CDSCs. The CDSCs on Class A and Class C Shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details, which may be obtained free of charge by calling [toll-free number].
Distribution and Servicing (12b-1) Plans—Class A and Class C Shares
Each Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act.

Class A Shares and Class C Shares each have a separate 12b-1 Plan. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee		Distribution Fee
Class A Shares	[ ]	%	[ ]	%
Class C Shares	[ ]	%	[ ]	%

Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Therefore, although Class C Shares of the Funds do not pay initial sales charges, the distribution fees payable on Class C may, over time, cost you more than the initial sales charge imposed on Class A Shares of the Funds.
How To Buy Shares
This section and “How to Sell or Exchange Shares” below provide basic information about how to buy, sell (redeem) and exchange shares of the Funds. More detailed information about the Trust’s purchase, sale (redemption) and exchange arrangements for shares of the Funds is provided in the SAI, which may be obtained free of charge by calling [toll-free number]. The SAI provides more detailed information about the basic arrangements described below and also describes other special purchase, sale and exchange features offered by the Trust, including (i) wire transfer procedures, (ii) automatic purchase, exchange and withdrawal programs, (iii) programs that establish a link from your Fund account to your bank account, (iv) special arrangements for tax-qualified retirement plans, (v) investment programs that allow you to reduce or eliminate initial sales charges, and (vi) categories of investors that are eligible for waivers or reductions of initial shares charges and CDSCs. Please note that certain features may not be available for all classes of shares of the Funds.
Class A and Class C Shares
Investors may purchase Class A or Class C Shares of the Funds at the relevant NAV, plus any applicable sales charge for Class A Shares, subject to the following minimum investment amounts:

	Minimum Initial Investment	Minimum Subsequent Investments
Class A Shares	$2,500	$250
Class C Shares	$5,000	$250

The Trust may lower or waive these minimum investment amounts for certain categories of investors. The Trust currently waives the minimum initial investment amount for (i) qualified retirement plans, (ii) clients of certain advisers or investment programs (e.g., institutional consultants and family offices) where the advisers or program sponsors charge a fixed-fee for their services and are not paid any compensation by the Funds, the Distributor or Sapere for services the adviser or program sponsor provides to its clients, (iii) current and former Trustees of the Trust; and (iv) officers, directors and employees of the Trust, Sapere and Sapere’s affiliates.

Class A and Class C Shares of the Funds are generally available for purchase by all investors, subject to satisfaction of the investment minimums noted above. Class A and Class C Shares may be sold through financial intermediaries, including brokers, dealers, insurance companies, third party administrators and banks (“financial intermediaries”) that charge their customers transaction or other fees with respect to their customers’ investments in the Funds. Class A and Class C Shares are also available for purchase directly from the Trust.
Each Fund sells its Class A and Class C Shares at their NAV, plus any applicable sales charge for Class A Shares, next determined after receipt of your purchase request in good order (a purchase request is in good order if it meets the requirements set out below and, if applicable, in the Account Application, and otherwise meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund.) In order for you to receive a Fund’s next determined NAV, the Fund or a financial intermediary authorized to receive orders on behalf of the Fund effective as of the time of their receipt (“Authorized Financial Intermediaries”) must receive your order before the NAV Calculation Time. Because intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Trust and the Distributor reserve the right to reject any request to purchase shares of the Funds.
If you purchase Class A or Class C Shares of the Funds through your broker, dealer or other financial intermediary, the financial intermediary may establish higher minimum investment requirements than the Trust. Financial intermediaries and their designees may also charge investors a fee for effecting transactions in shares of the Funds and additional amounts (which may vary) in return for their services, in addition to any fees the Funds charge. Please consult a representative of your financial intermediary for further information. Shares of the Funds you purchase through your financial intermediary will normally be held in your account with that firm.
Purchases by check. To purchase shares by check, mail a check (in U.S. dollars) payable to the Fund in which you wish to invest at the address specified below. The Fund’s transfer agent will not accept third-party checks or starter checks. You should direct your check and a completed Account Application as follows:
REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Sapere Revelation Series Trust c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	Sapere Revelation Series Trust c/o The Northern Trust Company 801 South Canal Street C5S Chicago, IL 60607
For initial purchases, a completed Account Application must accompany your check. An Account Application to purchase Class A or Class C Shares of the Funds may be obtained by calling the Funds’ transfer agent, Northern Trust, at [toll-free number] or going to [website]. Additional documentation may be required in accordance with the USA PATRIOT Act.
Orders sent to the transfer agent’s P.O. Box are not deemed “received” until they arrive at the transfer agent’s facility. This may affect the date on which they are processed.

Purchases by bank wire. You may purchase shares by making your initial investment by wire. A completed Account Application, which may be obtained by calling the Funds’ transfer agent, Northern Trust, at [toll-free number] or by going to [website], must precede your order. Upon receipt of the Account Application, the transfer agent will assign you an account number. The transfer agent will process wire orders received prior to NAV Calculation Time on each day the NYSE is open for trading. The transfer agent will process wire orders received after that time at the next determined NAV. Please call the transfer agent at [toll-free number] to give notice that you will send funds by wire and obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:
The Northern Trust Company

50 S. LaSalle St.
Chicago, IL 60603
ABA No.: 071000152
Account: 5201694000
Reference: [ ]
(ex: [ ])
The Funds’ transfer agent will not process your purchase until it receives the wired funds.
Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.
Automatic purchases. After your initial purchase of Class A or Class C Shares, you can make regular additional investments of [$250] or more per month or quarter in Class A or Class C Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call [toll-free number]. If you purchase shares through a financial intermediary, your financial intermediary may also provide automatic purchase options. Please contact your financial intermediary for details.
Purchases in kind. Investors may purchase Class A or Class C Shares of a Fund for cash or in exchange for securities, subject to the determination by Sapere in its discretion that the securities are acceptable and that such a transaction is in the best interests of a Fund. (For purposes of determining whether securities will be acceptable, Sapere will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will, under some circumstances, have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) A Fund values securities accepted by Sapere in the same manner as a Fund’s other portfolio securities, as of the time of the next determination of the Fund’s NAV. Although each Fund seeks to determine the market value of securities contributed to the Fund, any valuation that does not reflect market value may dilute the interests of the purchasing shareholder or the other shareholders of the Fund. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone the transfer agent at [toll-free number], their Sapere client representative, or other financial intermediary.
Other information. The Funds do not issue share certificates. The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.

Institutional and Class R6 Shares
Investors may purchase Institutional and Class R6 Shares of the Funds at the relevant NAV without a sales charge, subject to the following minimum investment amounts:
	Minimum Initial Investment	Minimum Subsequent Investments
Institutional Shares	$1,000,000	$250
Class R6 Shares	[$10,000,000]	$250
The Trust may lower or waive these minimum investment amounts for certain categories of investors. The Trust currently waives the minimum initial investment amount for (i) qualified retirement plans and other employee benefit plans, (ii) 529 plans, (iii) clients of certain fee-based advisers, fee-based investment programs, including wrap fee programs, or other fee-based investment platforms, (iv) group variable annuities, (v) current and former Trustees of the Funds; (vi) officers, directors and employees of the Funds, Sapere and Sapere’s affiliates, and (vii) certain other investors pursuant to procedures adopted by the Board. In order to be eligible to invest in Institutional or Class R6 Shares below the above minimums through a fee-based adviser, fee-based investment program or fee-based investment platform, your adviser, investment program or investment platform must have a special arrangement with the Distributor that permits such investments. Please see the SAI for additional details.
Institutional and Class R6 Shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional and Class R6 Shares may also be offered through certain fund networks and financial intermediaries (“financial intermediaries”) that charge their customers transaction or other fees with respect to their customers’ investments in the Funds.
Institutional and Class R6 Shares of the Funds are available for purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan’s specific provisions. The plan administrator or employee benefits office should be consulted for details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Fund’s transfer agent for execution.
Each Fund sells its Institutional and Class R6 Shares at their NAV next determined after receipt of your purchase request in good order (a purchase request is in good order if it meets the requirements set out below and, if applicable, in the Account Application, and otherwise meets the requirements implemented from time to time by the Fund’s transfer agent or the Fund.) In order for you to receive a Fund’s next determined NAV, the Fund or an Authorized Financial Intermediary must receive your order before the NAV Calculation Time. Because intermediaries’ processing times may vary, please ask your financial intermediary or plan administrator, if any, when your account will be credited. The Trust and the Distributor reserve the right to reject any request to purchase shares of the Funds.

Plan administrators, brokers or other financial intermediaries and their designees may charge investors a fee for effecting transactions in shares of the Funds, in addition to any fees the Funds charge. Please consult a representative of your financial intermediary for further information.
Purchases by check. To purchase shares by check, mail a check (in U.S. dollars) payable to the Fund in which you wish to invest at the address specified below. The Fund’s transfer agent will not accept third-party checks or starter checks. You should direct your check and a completed Account Application as follows:
REGULAR MAIL	OVERNIGHT OR EXPRESS MAIL
Sapere Revelation Series Trust c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	Sapere Revelation Series Trust c/o The Northern Trust Company 801 South Canal Street C5S Chicago, IL 60607
For initial purchases, a completed Account Application must accompany your check. An Account Application to purchase Institutional or Class R6 Shares of the Funds may be obtained by calling the Funds’ transfer agent, Northern Trust, at [toll-free number] or going to [website]. Additional documentation may be required in accordance with the USA PATRIOT Act.
Orders sent to the transfer agent’s P.O. Box are not deemed “received” until they arrive at the transfer agent’s facility. This may effect the date on which they are processed.
Purchases by bank wire. You may purchase shares by making your initial investment by wire. A completed Account Application, which may be obtained by calling the Funds’ transfer agent, Northern Trust, at [toll-free number] or by going to [website], must precede your order. Upon receipt of the Account Application, the transfer agent will assign you an account number. The transfer agent will process wire orders received prior to the NAV Calculation Time on each day the NYSE is open for trading. The transfer agent will process wire orders received after that time at the next determined NAV. Please call the transfer agent at [toll-free number] to give notice that you will send funds by wire and obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:
The Northern Trust Company
50 S. LaSalle St.
Chicago, IL 60603
ABA No.: 071000152
Account: 5201694000
Reference: [ ]
(ex: [ ])
The Funds’ transfer agent will not process your purchase until it receives the wired funds.

Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.
Automatic purchases. After your initial purchase of Institutional or Class R6 Shares, you can make regular additional investments of [$250] or more per month or quarter in Institutional or Class R6 Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call [toll-free number]. If you purchase shares through a financial intermediary, your financial intermediary may also provide automatic purchase options. Please contact your financial intermediary for details.
Purchases in kind. Investors may purchase Institutional or Class R6 Shares of a Fund for cash or in exchange for securities, subject to the determination by Sapere in its discretion that the securities are acceptable and that such a transaction is in the best interests of the Fund. (For purposes of determining whether securities will be acceptable, Sapere will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for shares of the Fund, the Fund will, under some circumstances, have the same tax basis in the securities as the investor had prior to the exchange (and the Fund’s gain for tax purposes would be calculated with regard to the investor’s tax basis), and in such cases the Fund’s holding period in those securities would include the investor’s holding period. Any gain on the sale of securities received in exchange for shares of the Fund would be subject to distribution as capital gain to all of the Fund’s shareholders. (In some circumstances, receipt of securities from an investor in exchange for shares of the Fund may be a taxable transaction to the investor, in which case the Fund’s tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) A Fund values securities accepted by Sapere in the same manner as the Fund’s other portfolio securities, as of the time of the next determination of the Fund’s NAV. Although each Fund seeks to determine the market value of securities contributed to the Fund, any valuation that does not reflect market value may dilute the interests of the purchasing shareholder or the other shareholders of the Fund. All rights reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a taxable gain or loss upon the exchange. Investors interested in purchases through exchange should telephone the transfer agent at [toll-free number], their Sapere client representative, or other financial intermediary.
Other information. The Funds do not issue share certificates. The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.
How To Sell Or  Exchange Shares
When you may redeem or exchange Class A or Class C Shares. You may sell your Class A or Class C Shares back to a Fund or exchange your Class A or Class C Shares of one Fund for shares of the same class of another series of the Trust on any day the NYSE is open through your financial intermediary, by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent at [toll-free number]. You may also be eligible to exchange your Class A or Class C Shares of one Fund for Institutional or Class R6 Shares of the same Fund if you (i) have invested in Class A or Class C Shares through a comprehensive or “wrap” fee program or other fee-based program sponsored by a broker-dealer, bank or registered investment adviser or (ii) have invested in Class A or Class C Shares and are in the process of transferring shares to such program (an “intra-Fund exchange”). In addition, if you have purchased Class A or Class C Shares as part of an employee benefit plan or employer-sponsored retirement plan, you may be potentially eligible to invest in Institutional or Class R6 Shares by reason of your investment in such employee benefit plan or employee-sponsored retirement plan. In such event, subject to the discretion of the Distributor and the limitations noted in this Prospectus, you may exchange your Class A or Class C Shares for Institutional or Class R6 Shares of equal aggregate value of the same Fund. No sales charges or other charges will apply to any such exchange. An intra-Fund exchange will generally be processed only in instances where the accounts are not currently subject to a CDSC and only as part of a pre-arranged, multiple-client transaction through the particular financial services firm offering the comprehensive or wrap program or other fee-based program or involving an employee benefit plan or employer-sponsored retirement plan where the Class A or Class C Shares are available. The Distributor may agree with financial intermediaries to allow this exchange privilege for accounts currently subject to a CDSC and outside of pre-arranged, multiple-client transactions. In such situations, the financial intermediary may reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares. You should contact a representative of your financial intermediary to learn more about the details of this intra-Fund exchange feature.

When you sell your Class A or C Shares back to a Fund, you will receive an amount equal to the NAV of the shares, minus any applicable CDSC or other fee. When you exchange your Class A or Class C Shares for shares of another series of the Trust or for Institutional or Class R6 Shares of the same Fund in accordance with the Trust’s exchange privilege, you will not pay any initial sales charges or CDSCs, and, if applicable, the original purchase date(s) for the shares exchanged will carry over to your investment in Class A or Class C Shares of the new series of the Trust for purposes of calculating any CDSC that you may pay upon redemption of such exchanged shares from the new series of the Trust.
Currently, the Funds do not impose any exchange or redemption fees (other than any applicable CDSC). However, the redemption and exchange policies and fees charged by financial intermediaries may be different than those of the Funds. For instance, banks, brokers, dealers and other financial intermediaries may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Class A or Class C Shares. Please consult a representative of your financial intermediary for further information.
For information on how to sell or exchange Class A or Class C Shares that were purchased through your employee benefit plan or employer-sponsored retirement plan, including any restrictions and charges that the plan may impose, please consult your employer or plan administrator.
Brokers, dealers and other financial intermediaries or other agents may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.
For taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining a gain or loss, although an intra-Fund exchange generally will not generate a gain or loss for a shareholder for federal income tax purposes. See “Taxes” in this prospectus and “Taxes” in the SAI.
A bank, broker, dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request in excess of $100,000 and any redemption request if the proceeds are to be sent to an address or account other than the address or account on file with the transfer agent. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. The Funds may waive or require a Medallion signature guarantee under certain circumstances at the Funds’ sole discretion. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $100,000 per Fund per day.
Each Fund intends to pay redemption proceeds within two business days and in any event within seven days after the request for redemption is received in good order. Each Fund may suspend redemptions or postpone payment for more than seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. If you paid for your Class A or Class C Shares by check, the Funds will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 10 calendar days from the purchase date. The Funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.
The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.

When you may redeem or exchange Institutional or Class R6 Shares. You may sell your Institutional or Class R6 Shares back to a Fund or exchange your Institutional or Class R6 Shares of one Fund for Institutional or Class R6 Shares of another series of the Trust on any day the NYSE is open by sending a letter of instruction to the Funds, or by calling the Funds’ transfer agent [toll-free number]. Institutional or Class R6 Shares of a Fund may not be exchanged for Class A or Class C Shares of the same Fund.
Currently, the Funds do not impose any exchange or redemption fees on Institutional or Class R6 Shares. However, the redemption and exchange policies and fees charged by financial intermediaries may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on exchanging or redeeming Institutional or Class R6 Shares. Please consult a representative of your financial intermediary for further information.
For information on how to sell or exchange Institutional or Class R6 Shares that were purchased through your employee benefit plan or employer-sponsored retirement plan, including any restrictions and charges that the plan may impose, please consult your employer or plan administrator.
Brokers, plan administrators or other agents or intermediaries may charge investors a fee for effecting transactions in shares of a Fund, in addition to any fees the Fund charges.
For taxable shareholders, an exchange is generally a taxable event that will generate capital gains or losses, and special rules may apply in computing tax basis when determining a gain or loss. See “Taxes” in this prospectus and “Taxes” in the SAI.
A bank, broker, dealer, or certain other financial institutions must guarantee the signature(s) of all account holders for any redemption request if the proceeds are to be sent to an address or account other than the address or account on file with the transfer agent. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in one of the Medallion signature guarantee programs. The Funds may waive or require a Medallion signature guarantee under certain circumstances at the Funds’ sole discretion. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Telephone redemption proceeds will be sent only to you at an address on record with the Fund for at least 30 days. Unless otherwise agreed, you may only exercise the telephone redemption privilege to redeem shares worth not more than $100,000 per Fund per day.
Each Fund intends to pay redemption proceeds within two business days and in any event within seven days after the request for redemption is received in good order. Each Fund may suspend redemptions or postpone payment for more than seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC. If you paid for your Institutional Class Shares by check, the Funds will not send you your redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 10 calendar days from the purchase date.  The Funds typically expect to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Funds may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.
The Trust and its service providers generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests.
Involuntary redemptions. If, because of your redemptions, an account balance for a Fund falls below a minimum amount set by the Fund (presently $500 for Class A and Class C Shares and $500,000 for Institutional and Class R6 Shares), the Trust may choose to redeem the shares in the account and pay you for them, subject to applicable law. A shareholder will receive at least 30 days’ written notice before the Trust redeems such shares, and the shareholder may purchase additional shares to exceed the applicable minimum at any time prior to the end of the notice period to avoid a redemption. Each Fund may also redeem shares in an account if the account holds shares of the Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. Each Fund may suspend the right of redemption of the Fund or postpone payment by the Fund during any period when: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of a Fund’s NAV not reasonably practicable.
Redemptions in kind. Each Fund may redeem in kind, but does not expect to do so under normal circumstances. During times of deteriorating market conditions or market stress, in cases where a significant portion of a Fund’s portfolio is comprised of less-liquid securities, a Fund is more likely to limit cash redemptions and use portfolio securities to pay the redemption price to protect the interest of all Fund shareholders. If a Fund redeems your shares in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from the Fund. In addition, the prices of those securities may change between the time when you receive the securities and the time when you are able to dispose of them. The Trust may pay redemption proceeds in any amount with respect to a Fund in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Notwithstanding the above, the Funds will pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the NAV of the Fund.
Cost basis reporting. When you redeem or exchange Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally is required to report to you and the IRS on an IRS Form 1099-B cost-basis information with respect to those shares, as well as information about whether any gain or loss on your redemption or exchange is short- or long-term and whether any loss is disallowed under the “wash sale” rules. This reporting requirement is effective for Fund shares acquired by you (including through dividend reinvestment), when you subsequently redeem or exchange those shares. Such reporting generally is not required for shares held in a retirement or other tax-advantaged account. Cost basis is typically the price you pay for your shares (including reinvested dividends), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.
The Funds or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please contact the Funds at [email] or your financial intermediary, as applicable, for more information on the available methods for cost basis reporting and how to select or change a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you.

Dividends And Distributions
The Funds declare and pay distributions of their net investment income and net realized capital gain with the frequency shown below.
Fund	Net Investment Income	Net Realized Capital Gain
Sapere Revelation Global Growth Fund	Declared [ ] and Paid [ ]	Declared and Paid [ ]
Sapere Revelation Global Income Fund	Declared [ ] and Paid [ ]	Declared and Paid [ ]
Sapere Revelation Global Balanced Fund	Declared [ ] and Paid [ ]	Declared and Paid [ ]

•	Reinvest all distributions in additional shares of the same class of the Fund;
•	Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares of the same class of the Fund;
•	Reinvest distributions from net investment income in additional shares of the same class of the Fund while receiving capital gain distributions in cash; or
•	Receive all distributions from net investment income and capital gain in cash.
You can change your distribution option by notifying your financial intermediary or The Northern Trust Company, in writing.
If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the same class of the Fund making the distribution.
When you buy Fund shares, your method of payment will determine when distributions begin to accrue. For example, Fund shares purchased through a financial intermediary using the National Securities Clearing Corporation generally begin to earn distributions on the business day the Trust (or the transfer agent) receives payment for those shares. If you purchase Fund shares directly from the Trust by check or wire, those shares generally begin to earn distributions on the first business day following the day you placed your purchase order. Shares sold through a financial intermediary using the National Securities Clearing Corporation generally earn distributions until, but not including, the business day redemption proceeds are processed. Shares sold other than through a financial intermediary generally earn distributions until, but not including, the first business day following the day of redemption.
Frequent Purchases And Redemptions Of Fund Shares
The Trust encourages shareholders to invest in the Funds as part of a long-term investment strategy and discourages excessive, short-term trading and other abusive trading practices, sometimes referred to as “market timing.” However, because the Trust will not always be able to detect market timing or other abusive trading activity, shareholders should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds or adversely affect their performance.

The Funds’ investment strategies may make the Funds more susceptible to market timing activities. Because the Funds will invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of a Fund’s non-U.S. portfolio securities and the determination of the Fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Fund shares at a price that does not reflect their true value. Such activities may have a detrimental effect on the Funds and their shareholders. For example, depending upon various factors such as the size of a Fund and the amount of its assets maintained in cash, short-term or excessive trading by Fund shareholders may interfere with the efficient management of the Fund’s portfolio, increase transaction costs and taxes, and may harm the performance of the Fund and its shareholders.
To the extent that there is a delay between a change in the value of a mutual fund’s portfolio holdings, and the time when that change is reflected in the NAV of the fund’s shares, that fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “How the Funds’ Shares Are Priced” above for more information.
The Trust and the Distributor each reserve the right to restrict or refuse any purchase or exchange transaction if, in the judgment of the Trust or of the Distributor, the transaction may adversely affect the interests of a Fund or its shareholders.
The Trust seeks to deter and prevent abusive trading practices, and to reduce the associated risks, through a combination of methods. The Trust’s Board has adopted policies and procedures that impose limits on the number of round trip investments (e.g., purchases into and sales out of a Fund) that a Fund shareholder may make in any twelve-month period. The Trust also monitors for trading, even within these limits, that may be harmful to long-term shareholders of a Fund. If the Trust determines in its discretion that a shareholder has engaged in excessive short-term trading, the Trust may bar such shareholder from making further purchases of the Funds’ shares. Notice of any restrictions or rejections of transactions may vary according to the particular circumstances.
Although the Trust and its service providers seek to use methods to detect and prevent abusive trading activities, there can be no assurances that such activities can be detected, mitigated or eliminated. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for submission to the Fund on a net basis, conceal the identity and trading activity of the individual shareholders from the Fund because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of each Fund’s underlying beneficial owners. This makes it more difficult for the Trust and its service providers to identify short-term transactions in the Funds. Although the Trust and its service providers may seek to review trading activity at the omnibus account level in order to identify abusive trading practices with respect to the Funds or allow any brokers, retirement plan administrators, program sponsors or other intermediaries to apply their own policies designed to detect abusive trading practices, there can be no assurance of success in this regard.
Payments To Financial Intermediaries
Some or all of the sales charges, distribution fees and servicing fees on Class A and Class C Shares described under “Classes of Shares” above are paid or “reallowed” to the financial intermediary through which you purchase your shares. With respect to Class C Shares, the financial intermediaries are also paid, at the time of your purchase, a commission equal to [●]% of your investment in Class C Shares. Please see the SAI for details. A financial intermediary is one that, in exchange for compensation, sells, among other products, mutual fund shares (including the shares offered in this Prospectus) or provides services for mutual fund shareholders. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks.
In addition, for all classes of shares except Class R6 Shares, Sapere and its affiliates from time to time may make payments such as cash bonuses or provide other incentives to selected financial intermediaries as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting Sapere or its affiliates access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from intermediary to intermediary. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks.

A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by Sapere and/or a particular class of shares, possibly during a specified period of time. Sapere and its affiliates may also make payments to certain participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor or Sapere. The additional payments described above are made at the expense of Sapere and its affiliates. These payments are made to financial intermediaries selected by the Distributor or Sapere, generally to the intermediaries that have sold significant amounts of shares of the Funds or other Sapere-sponsored funds. In certain cases, these payments are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to a formula, Sapere and its affiliates may make payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formula. There may be a few relationships on different bases.
Sapere and its affiliates, at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).
If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants will have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes.
Representatives of Sapere or its affiliates visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.
Although the Funds use financial intermediaries that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds and Sapere will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.
Payments for other services. The Funds may make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services. The Distributor, Sapere or any of their affiliates may also, from time to time, make such payments to financial intermediaries out of their own resources and without additional cost to a Fund or its shareholders. These financial intermediaries are firms that, for compensation, provide certain administrative and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.
In some cases, a financial intermediary may hold its clients’ shares of a Fund in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The compensation paid by the Funds or by the Distributor, Sapere or their affiliates to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid to different financial intermediaries varies. In addition, the Funds or the Distributor, Sapere and their affiliates may also make payments to financial intermediaries to offset the cost associated with processing transactions in Fund shares or to pay financial intermediaries one-time charges for setting up access for the Funds on particular platforms, as well as transaction fees, or per position fees.

Taxes
The discussion below only addresses the U.S. federal income tax consequences of an investment in the Funds for U.S. persons and does not address any foreign, state or local tax consequences. For purposes of this discussion, U.S. persons are:
•	.S. citizens or residents;
•	U.S. corporations;
•	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
•
a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non- financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Funds, investors should see the SAI under “TAXATION.”
Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Funds.
The Funds intend to meet all requirements under Subchapter M of the Code necessary to qualify for treatment as a RIC and thus do not expect to pay any U.S. federal income tax on income and capital gains distributed to shareholders. The Funds also intend to meet certain distribution requirements such that none of the Funds is subject to U.S. federal income tax in general. If a Fund does not meet the distribution requirements, the Fund may be subject to significant excise taxes. This discussion is based on the assumption that the Funds will qualify under Subchapter M of the Code as RICs and will satisfy these distribution requirements.
Taxation of Fund Distributions
For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to the shareholders.
Distributions of net capital gains that are properly designated by a Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. The maximum long-term capital gain rate applicable to individuals is currently 20%. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income. The Funds do not expect a significant portion of their distributions to be derived from “qualified dividend income,” which is generally taxed to non-corporate shareholders at favorable rates so long as certain requirements are met. Corporate shareholders may be able to take a dividends-received deduction for a portion of the dividends they receive from a Fund to the extent such dividends are received by the Fund from a domestic corporation and to the extent a portion of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. The Funds do not expect a significant portion of their distributions to be eligible for the dividends-received deduction with respect to corporate shareholders. A Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, when it receives capital gain distributions from securities which it owns, or from transactions in section 1256 contracts, which may generate both short-term and long-term capital gains distributions. A Fund may realize short-term capital gains from the sale of investments that the Fund owned for one year or less or from transactions in section 1256 contracts. The Funds do not expect a significant portion of their distributions to be derived from long-term capital gains. A Fund may realize ordinary income from distributions from securities, from foreign currency gains, from interest on indebtedness owned by the Fund and from other sources. Because each Fund currently expects to settle swap agreements at least monthly, it expects to realize ordinary income and short-term capital gains, if any, with respect to such agreements, that are taxable to its shareholders, when distributed to them, as ordinary income rather than at lower long-term capital gains rates.

Distributions of earnings are taxable whether or not a shareholder receives them in cash or reinvests them in additional shares. If a distribution of earnings is made shortly after a shareholder purchases shares of a Fund, while in effect a return of capital, the dividend or distribution is still taxable. If this is not preferred, you may wait to invest until after a Fund has paid a dividend.
Sale of Fund Shares
A shareholder’s sale of Fund shares will generally result in taxable gain to the extent that the amount realized from the sale exceeds the shareholder’s adjusted tax basis in the Fund shares sold, and loss to the extent that the shareholder’s adjusted tax basis in the Fund shares sold exceeds the shareholder’s amount realized with respect to such shares. Gains from the sale of Fund shares held for more than one year generally are taxed at favorable long-term capital gain rates, while those resulting from sales of shares held for one year or less (to the extent not offset by the shareholder’s net capital losses from other sources) generally are taxed as short-term capital gain, subject to rates that are currently equivalent to those applied to ordinary income. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXATION – Sale, Exchange or Redemption of Shares.”
Redemption of Fund Shares
A shareholder who redeems shares in a Fund generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the amount received in the redemption or the exchange and the shareholder’s aggregate adjusted basis in the shares surrendered. Any capital gain or loss realized upon redemption of shares of a Fund is generally treated as long term capital gain or loss if the shares have been held for more than one year and as a short term capital gain or loss if the shares have been held for one year or less. The deductibility of capital losses is subject to significant limitations. For more information, see the SAI under “TAXATION –Sale, Exchange or Redemption of Shares.”
Taxation of Certain Investments
A Fund may, at times, buy debt obligations at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For U.S. federal income tax purposes, any original issue discount inherent in such investments will be included in a Fund’s ordinary income to the extent required by applicable law. Even though payment of that amount is not received until a later time and will be subject to the risk of nonpayment, it will be distributed to shareholders as taxable dividends. A Fund may also buy debt obligations in the secondary market that are treated as having a market discount. Generally, a gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but a Fund may elect instead to currently include the amount of market discount as ordinary income even though the Fund does not receive payment of such amount at that time. A Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

A Fund’s transactions in derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. A Fund’s use of derivatives may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not use derivatives.
The Funds will seek to gain exposure to the commodity markets through investments in the Subsidiaries. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Funds have not received such a private letter ruling, and are not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. Depending on the terms of the proposed regulations when they are issued in final form, a Fund may be required to make changes to its operations to satisfy the requirements of such final regulations.
The tax treatment of a Fund’s investments in a Subsidiary may be adversely affected by future legislation, court decisions, U.S. Treasury regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/ or amount of a Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders
For more information, see the SAI under “TAXATION – Certain Tax Rules Applicable to Fund Transactions.”
Other Foreign Tax Issues
In addition, the Fund may be subject to other foreign tax regulations on income and capital gains. For a more complete discussion of such issues, please refer to the SAI.
Surtax on Net Investment Income
A surtax of 3.8% applies to net investment income of an individual taxpayer, and to the undistributed net investment income of a trust or estate, who recognizes adjusted gross income in excess of a threshold amount for a year. Net investment income includes, among other types of income, ordinary income, dividend income and capital gain derived from an investment in a Fund.
 Backup Withholding
The Funds are also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Funds certain information and certifications or who is otherwise subject to backup withholding. The backup withholding tax rate is 24%.
Foreign Accounts
Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on distributions from a Fund, as discussed in more detail in the SAI. For more information regarding withholding with respect to foreign accounts, see the SAI under “TAXATION – Foreign Shareholders.”
Investors should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Financial Highlights
Financial highlights are not available at this time because the Funds commenced operations on or around the date of this Prospectus.

Shareholder Correspondence And Other Information
Important Notice Regarding Delivery of Shareholder Documents. To avoid sending duplicate copies of materials to households, only one copy of a Fund’s annual and semiannual report and prospectus will be mailed to shareholders having the same residential address on the Fund’s records. However, any shareholder may contact The Northern Trust Company at [toll-free number] to request that copies of these reports and prospectuses be sent personally to that shareholder. The Funds will begin sending individual copies to a shareholder within 30 days after the Funds receive the request.
If correspondence containing the proceeds of any distribution or redemption sent to a shareholder’s address of record is returned, then, unless the Funds’ transfer agent determines the shareholder’s new address, the transfer agent will reinvest those proceeds in the Fund from which the distribution or redemption was made at the then-current NAV.
Notice Regarding Unclaimed Property. If no activity occurs in your account within the time period specified by applicable state law, your property may be transferred to the appropriate state. Certain states, including the state of Texas, have laws that allow shareholders to designate a representative to receive abandoned or unclaimed property (“escheatment”) notification by completing and submitting a designation form that generally can be found on the official state website. If a shareholder resides in an applicable state, and elects to designate a representative to receive escheatment notifications, escheatment notices generally will be delivered as required by such state laws, including, as applicable, to both the shareholder and the designated representative. A completed designation form may be mailed to the Fund (if shares are held directly with the Fund) or to the shareholder’s financial intermediary (if shares are not held directly with the Fund). Shareholders should refer to relevant state law for the shareholder’s specific rights and responsibilities under his or her state’s escheatment law(s), which can generally be found on the state’s official website.
USA Patriot Act
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their NAV at the time of the redemption.
Other Service Providers
Custodian. The Northern Trust Company, located at 801 S. Canal Street C5S, Chicago, Illinois 60607, is the Funds’ custodian. Northern Trust is responsible for safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Funds’ investments, serving as the Funds’ foreign custody manager and performing other administrative duties.
Transfer Agent. Northern Trust also serves as the Funds’ transfer agent. As transfer agent, Northern Trust processes purchase and redemption orders, maintains records of Fund shareholders, and disburses dividends and other distributions.

Sapere Revelation Funds
PROSPECTUS
For more information
The Funds have a Statement of Additional Information (“SAI”), and each Fund sends annual and semi-annual reports to shareholders (when available), which contain additional information about the Funds. In the Funds’ annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about the Funds, or make shareholder inquiries by calling [toll-free number]. The Funds’ SAI and annual and semiannual reports (when available) are available, without charge, at: [website].
You may review and copy information about the Funds, including the SAI, and access reports and other information about the Funds on the SEC Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov. You may need to refer to the Trust’s file number under the Investment Company Act, which is: 811-23387.

SAPERE REVELATION FUNDS
c/o Sapere Revelation Funds Management, LLC
130 Matthews Station Street, Suite 2A
Matthews, North Carolina 28105

The information in this Statement of Additional Information is not complete and may be changed. These securities will not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information dated January 16 , 2019

Subject to Completion

Sapere Revelation Funds

STATEMENT OF ADDITIONAL INFORMATION

[  ], 2019

Fund	Class A Shares	Class C Shares	Institutional Shares	Class R6 Shares

Sapere Revelation Global Growth Fund	[●]	[●]	[●]	[●]

Sapere Revelation Global Income Fund	[●]	[●]	[●]	[●]

Sapere Revelation Global Balanced Fund	[●]	[●]	[●]	[●]

This Statement of Additional Information (“SAI”) is not a prospectus and is intended to be read in conjunction with the Prospectus dated [  ], 2019 , as may be supplemented from time to time, for the Sapere Revelation Global Growth Fund, Sapere Revelation Global Income Fund and Sapere Revelation Global Balanced Fund. Unless the context indicates otherwise, references herein to “each Fund,” “the Fund,” “a Fund,” “the Funds” or “Funds” refers to each Fund listed above.
This SAI is incorporated by reference into the Prospectus.  Copies of the Prospectus and the Funds’ annual and semi-annual reports to shareholders, when available, may be obtained without charge by calling 1-xxx-xxx-xxxx by or visiting the Funds’ website at www.[website].com.

Table of Contents

The Trust	1
Investment Strategies, Policies, and Risks	1
Fundamental Investment Restrictions	17
Additional Information Regarding Fundamental Investment Restrictions	18
Fund Governance	18
Trustees and Officers	20
Information about Each Trustee’s Qualification, Experience, Attributes or Skills	21
Trustee Ownership of Fund Shares	21
Compensation	21
Management of the Funds	22
The Adviser	22
About the Portfolio Managers	23
Portfolio Transactions	24
Commissions Paid	25
Securities of Regular Broker Dealers	25
Portfolio Turnover	25
Disclosure of Portfolio Holdings	25
Proxy Voting Policy	26
Distribution of Trust Shares and Multiple Share Classes	26
Distributor and Distribution Contract	26
Multiple Share Classes – Class A, Class C, Institutional and Class R6 Shares	27
Initial Sales Charges – Class A Shares	28
Waivers or Reductions of Initial Sales Charges on Class A Shares	28
Contingent Deferred Sales Charges (CDSCs) – Class A and Class C	30
Distribution and Servicing Plans for Class A and Class C Shares	31
Share Purchases, Exchanges and Redemptions	35
Other Information Regarding Purchases, Exchanges and Redemptions	36
Determination of Net Asset Value	38
Administrator	39
Transfer Agent	39
Taxation	39
Qualification as a Regulated Investment Company	39
Fund Distributions	41
Certain Tax Rules Applicable to Fund Transactions	42
Federal Excise Tax	43
Sale, Exchange or Redemption of Shares	44

ii

Backup Withholding	44
State and Local Taxes	44
Foreign Income Tax	44
Foreign Shareholders	45
Control Persons and Principal Holders of Securities	45
Other Fund Service Providers	45
Custodian	45
Independent Registered Public Accounting Firm	46
Legal Counsel	46
Other Matters	46
Registration Statement	46
APPENDIX A SUMMARY OF S&P GLOBAL RATINGS (“S&P”) AND MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) RATINGS	A-1

iii

The Trust
The Sapere Revelation Series Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on February 1, 2018, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to authorize and issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series of the Trust.  The Board may also authorize and issue separate classes of shares of any series and reclassify the same without further action by shareholders.  The Board may from time to time authorize and establish other series (and multiple classes of such series), the assets and liabilities of which will be separate and distinct from any other series.
Currently, the Trust consists of three series each of which is a “non-diversified company” within the meaning of the 1940 Act and each of which has its own investment objective and policies.  Each Fund currently offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares.  Although there is no present intention to do so, the investment objective and policies of each Fund, unless otherwise noted, may be changed by the Board without the approval of shareholders. Each of the Funds is also required to operate within limitations imposed by its fundamental investment restrictions, which may not be changed without shareholder approval. These limitations are set forth under “Fundamental Investment Restrictions.” Each Fund commenced operations on or about the date of this SAI.
Sapere Revelation Funds Management, LLC (the “Adviser”) serves as the investment adviser to each Fund.  [●], [●], and [●] serve as each Fund’s investment sub-advisers (each, a “Sub-Adviser”).
As disclosed in the Prospectus, investors should note that each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time. In the event the Board determines to liquidate a Fund, shareholders may be subject to adverse tax consequences. A shareholder would not be entitled to any refund or reimbursement of expenses incurred, directly or indirectly, by the shareholder (such as sales charges, if any, or fees and expenses) as a result of its investment in the Fund. In addition, the shareholder may receive a liquidating amount that is less than the shareholder’s original investment.
Investment Strategies, Policies, and Risks
Each Fund’s investment objective(s), principal investment strategies and principal risks are discussed in the Prospectus, which identifies the types of securities or other instruments in which each Fund invests principally and summarizes the principal risks to each Fund’s portfolio as a whole associated with such investments. The following discussion provides additional information about those principal investment strategies and principal risks. The following discussion also provides information about other investment strategies, methods and techniques that the Adviser (or a Sub-Adviser) may employ in managing a Fund as well as the related risks. To the extent that a security or other instrument or strategy, method or technique discussed below is not described in the Prospectus, the Adviser (or a Sub-Adviser) may invest in such instrument or employ such strategy, method or technique as a non-principal investment strategy. Each Fund may invest in these types of instruments or engage in these types of transactions, subject to its investment objective(s) and fundamental investment restrictions and non-fundamental investment policies. A Fund is not required to invest in any or all of the types of securities or other instruments described below.
Borrowing and Other Forms of Leverage. Each Fund may borrow money to the extent permitted under the 1940 Act. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is anticipated that observance of such covenants would not impede the Adviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified
1

cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so. These borrowings may be unsecured.
When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in a Fund will be more volatile and other investment risks will tend to be compounded. Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s net asset value (“NAV”) per share of any changes in the market value of its portfolio securities and other assets. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.
The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives, writing (or selling) put and call options, and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (2), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The value of a Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.
Cash Equivalent Investments. Each Fund may hold cash equivalent investments, which include short term, high quality, U.S. dollar denominated instruments such as commercial paper, certificates of deposit and bankers’ acceptances issued by U.S. or foreign banks, and Treasury bills and other obligations with a maturity of one year or less, including those issued or guaranteed by U.S. Government agencies and instrumentalities.  See “U.S. Government Securities” below. Certificates of deposit are certificates issued against funds deposited in a commercial bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation.  Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and generally will be subject to the risks associated with the holding of such property overseas. Various provisions of U.S. law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. The obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.
Cash equivalent investments are often acquired directly from the issuers thereof or otherwise are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. Cash equivalents may be adversely affected by market and economic events, such as: a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market securities; adverse economic, political or other developments affecting domestic issuers of money market securities; changes in the credit quality of issuers; and default by a counterparty.  These investments may be subject to federal income, state income and/or other taxes.  Instead of investing in cash equivalent investments directly, the Funds may invest in a money market fund.
Commodity-Linked Investments.  The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities, which are designed to provide this exposure without direct investment in physical commodities. The Funds may also seek to provide
2

exposure to the investment returns of real assets that trade in the commodity markets through investments in the Subsidiaries (as defined below). Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser or a Sub-Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a Subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities.
Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Funds’ investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Funds’ investments are expected to exhibit low or negative correlation with stocks and bonds.
Cyber Security and Operational Risk. With the increased use of technologies in the course of business, the Funds and their service providers have become potentially more susceptible to operational, information security and related risks resulting from cyber-attacks. Cyber-attacks are intentional actions and unintentional events that may cause operational disruptions and failures, including the theft or corruption of data maintained online or digitally, denial of service on websites, and the unauthorized release of confidential information. Successful cyber-attacks against, or cyber security breakdowns of, the Funds and/or third party service providers may adversely impact the Funds and their shareholders by, among other things, interfering with the processing of shareholder transactions, impacting the Funds’ ability to calculate their NAVs , causing the release of private shareholder information or confidential Fund information, impeding trading, causing reputational damage, and subjecting the Funds to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance and cyber security risk management costs. Although the Funds and their service providers may have established business continuity plans and systems designed to reduce the risks or adverse effects associated with cyber-attacks , there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investment in such securities to lose value.
The Funds’ investments or their service providers may be negatively impacted due to operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. In particular, these errors or failures as well as other technological issues may adversely affect the Funds’ ability to calculate their NAVs in a timely manner, including over a potentially extended period. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Funds or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Funds and their shareholders could be negatively impacted as a result.
Debt Securities. A Fund may invest in a broad array of short-, medium-, and long-term debt securities issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types.  Some debt securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer’s obligation. Debt securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity. The rate of interest on debt securities may be fixed, floating, or variable. Some
3

securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.
Debt securities are subject to credit risk, market risk, and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a debt security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some debt securities may be subject to extension risk. This is the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Some debt securities also involve prepayment or call risk. This is the risk that the issuer will repay a Fund the principal on the security before it is due, thus depriving a Fund of a favorable stream of future interest or dividend payments. A Fund could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Fund would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a call option and redeem the security during times of declining interest rates, a Fund may realize a capital loss on its investment if the security was purchased at a premium and a Fund may be forced to replace the called security with a lower yielding security.
The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.
In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.
As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.
Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of a Fund to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.
Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. These instruments are generally unsecured, which increases the credit risk associated with this type of investment.
Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings.
4

Derivatives. Generally, derivatives can be characterized as financial instruments whose performance is derived at least in part from the performance of an underlying reference instrument.  Derivative instruments, such as swaps, futures, forwards and options, may be acquired in the United States or abroad and include the various types of exchange-traded and over-the-counter (“OTC”) instruments.  Derivative instruments may be based on securities, indices, currencies, commodities, economic indicators and events.
Derivatives may create leverage, and may enhance returns and be useful in hedging portfolios. The Adviser (or a Sub-Adviser) may use derivatives for a variety of reasons, including: (i) to enhance a Fund’s returns; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect a Fund’s unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to equitize cash; and/or (vii) to manage the effective maturity or duration of a Fund. The Adviser may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives may allow the Adviser (or a Sub-Adviser) to increase or decrease the level of risk to which a Fund is exposed more quickly and efficiently than transactions in other types of instruments. There can be no assurance that the use of derivative instruments will benefit the Funds.
The use of derivative instruments may involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying reference asset of the derivative or other traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. The use of derivatives to leverage risk also may exaggerate loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. Derivatives are subject to a number of risks described elsewhere in the Prospectuses and this SAI, such as price volatility risk, foreign investment risk, interest rate risk, credit risk, liquidity risk, market risk, and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate well with the security for which it is substituting. However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.  Over-the-counter derivative instruments involve an additional risk in that the issuer or counterparty may fail to perform its contractual obligations.  In addition, the use of derivative instruments may cause the realization of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if such instruments had not been used.
The laws and regulations that apply to derivatives and persons who may use them (including the Funds) are rapidly changing in the United States and abroad. As a result, restrictions and additional regulations may be imposed on these parties, trading restrictions may be adopted and additional trading costs are possible , all of which may impact the Funds and their ability to implement their investment strategies. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was signed into law in July 2010. Among other changes, the Dodd-Frank Act sets forth a new legislative framework for over-the-counter derivatives, including financial instruments, such as swaps, in which the Funds may invest.
Equity Securities. The Funds may invest in equity securities. Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company and include common and preferred stock. Common stocks represent an equity or ownership interest in an issuer. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has priority over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take priority over holders of preferred stock, whose claims take priority over the claims of those who own common stock.
While offering greater potential for long-term growth, equity securities generally are more volatile and riskier than some other forms of investment, although under certain market conditions various fixed-income investments have comparable or greater price volatility. Therefore, the value of an investment in a Fund may at times decrease instead of increase. The Funds’ investments may include securities traded over-the-counter as well as those traded on a securities exchange. Some securities, particularly over-the-counter securities, may be more difficult to sell under some market conditions.
5

Common stock represents an equity ownership interest in the issuing corporation. Holders of common stock generally have voting rights in the issuer and are entitled to receive common stock dividends when, as and if declared by the corporation’s board of directors. Common stock normally occupies the most subordinated position in an issuer’s capital structure. Returns on common stock investments consist of any dividends received plus the amount of appreciation or depreciation in the value of the stock.
Although common stocks have historically generated higher average returns than fixed-income securities over the long term and particularly during periods of high or rising concerns about inflation, common stocks also have experienced significantly more volatility in returns and may not maintain their real value during inflationary periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Preferred stock represents an equity interest in a corporation, company or trust that has a higher claim on the assets and earnings than common stock. Preferred stock usually has limited voting rights. Preferred stock involves credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred stock generally pays dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders.  However, preferred stock may not pay scheduled dividends or dividends payments may be in arrears.  The value of preferred stock may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Certain preferred stocks may be convertible to common stock.  Preferred stock may be subject to redemption at the option of the issuer at a predetermined price.  Because they may make regular income payments, preferred stocks may be considered fixed-income securities for purposes of a Fund’s investment restrictions.
Exchange-Traded Funds (“ETFs”) and Other Investment Companies.  A Fund may invest in shares of other investment companies (including mutual funds and ETFs) and other pooled investment vehicles.  As the shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. Despite the possibility of greater fees and expenses, investments in other investment companies may nonetheless be attractive for several reasons.
ETFs are pooled investment vehicles that are typically designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international.  ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index.  ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.   The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility.  Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.  Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.  Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price a Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which a Fund may invest may be leveraged, which would increase the volatility of a Fund’s NAV.
The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the

6

exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Exchange-Traded Notes (“ETNs”).  A Fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a sponsoring financial institution. The returns on an ETN are linked to the performance of particular securities, market indices, or strategies, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange (“NYSE”)) during normal trading hours; however, investors may also hold an ETN until maturity. At maturity, the issuer of an ETN pays to the investor a cash amount equal to the principal amount, subject to application of the relevant securities, index or strategy factor. Similar to other debt securities, ETNs have a maturity date and are backed only by the credit of the sponsoring institution. ETNs are subject to credit risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the underlying assets. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. The timing and character of income and gains from ETNs may be affected by future legislation.
Foreign Investments. A Fund may invest, either directly or via exposure through a derivative instrument, in securities and other investments (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such investments are referred to as “foreign instruments.”
Investing in foreign instruments offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer investment potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Investments in foreign instruments present additional risks and considerations not typically associated with investments in domestic securities , including : reduction of income due to foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less trading volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the United States; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; requirement of payment for investments prior to settlement; possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; repercussions of, or retaliatory measures resulting from, sanctions imposed by other nations and/or supranational entities; and unfavorable differences between the United States economy and foreign economies. In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. In addition, there may be no legal recourse against a sovereign debtor in the event of a default.
Foreign governments and their agencies may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a government’s or agency’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental

7

entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, foreign governments and their agencies may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental agencies.

Stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. A Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets.
Futures Contracts and Options on Futures Contracts. The Funds may purchase and sell futures contracts and may also purchase and write options on futures contracts.  A Fund will engage in futures and related options transactions, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent the Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.
Futures contracts entered into by a Fund have historically been traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (“CFTC”) or on foreign exchanges.  More recently, certain futures may also be traded over-the-counter or on trading facilities such as derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC.  Also, certain single stock futures and narrow based security index futures may be traded over-the-counter or on trading facilities such as contract markets, derivatives transaction execution facilities and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or on foreign exchanges.
Neither the CFTC, National Futures Association (“NFA”), SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.  For these reasons, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States exchanges.  In particular, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act (the “ CEA ”) , the CFTC’s regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  Similarly, these persons may not have the protection of the U.S. securities laws.
Futures Contracts.  A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts.  When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.  Similarly, the Funds may purchase and sell futures contracts on a specified currency in order to seek to increase total return or to protect against changes in currency exchange rates.  For example, a Fund may purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.  In addition, the Funds may enter into futures transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Fund’s performance benchmark.
Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss.  While a Fund will usually liquidate futures contracts on securities or currency in this manner, the Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so.  A clearing corporation associated with the
8

exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
Hedging Strategies Using Futures Contracts.  When a Fund uses futures for hedging purposes, the Fund often seeks to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities (or securities that the Fund proposes to acquire) or the exchange rate of currencies in which portfolio securities are quoted or denominated.  A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the Fund’s portfolio securities.  Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund’s portfolio securities.  Similarly, the Funds may sell futures contracts on any currency in which its portfolio securities are quoted or denominated or sell futures contracts on one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies.  If, in the opinion of the Adviser or a Sub-Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy.  Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser or a Sub-Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.  When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.  On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
On other occasions, a Fund may take a “long” position by purchasing such futures contracts.  This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.
Options on Futures Contracts.  The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period.  As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets.  By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price.  The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase.  However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price.  Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.  A Fund will incur transaction costs in connection with the writing of options on futures.
The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument.  There is no guarantee that such closing transactions can be effected.  A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
Other Considerations.  A Fund will engage in transactions in futures contracts and related options from transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.  Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to identify on its books cash or liquid assets in an amount equal to the underlying value of such contracts and options.  A Fund may cover its transactions in futures contracts and related options by identifying on its books cash or liquid assets or by other means, in any manner permitted by applicable law.
9

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks.  Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.  When futures contracts and options are used for hedging purposes, perfect correlation between a Fund’s futures positions and portfolio positions may be impossible to achieve, particularly where futures contracts based on individual equity or corporate fixed income securities are currently not available.  In the event of imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.
In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors unrelated to currency fluctuations.  The profitability of a Fund’s trading in futures depends upon the ability of the Adviser or a Sub-Adviser to analyze correctly the futures markets.
Hedging.  The Adviser may, from time to time, employ various hedging techniques in pursuing a Fund’s investment objective. Hedging activities may not work as intended or be successful.  The success of these hedging techniques will be subject to the Adviser’s or a Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio or other exposures being hedged. As the characteristics of many securities, indices or other reference instruments change regularly, the success of the hedging techniques will also be subject to the Adviser’s or a Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. To the extent a Fund engages in hedging, the Fund’s exposure to adverse market or issuer-specific events will likely not be eliminated but these activities are intended to reduce the possibility that the Fund will be adversely affected by such events.  Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees). The Adviser or a Sub-Adviser may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Adviser or a Sub-Adviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.
High Yield Securities. High yield, or low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser or a Sub-Adviser to be of comparable quality. These types of securities, which may be purchased by a Fund, may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by U.S. and non-U.S. companies, governments (or their agencies and instrumentalities) or municipalities that have questionable credit strength. High-yield securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more nationally recognized statistical rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. High-yield securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered.
The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s or a Sub-Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.
10

The market values of certain high-yield securities and comparable unrated securities tend to be more sensitive to individual issuer developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of high-yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.
The risk of loss due to default is greater for high-yield and comparable unrated securities than it is for higher rated securities because high-yield securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.
Many lower-rated securities are not registered for offer and sale to the public under the Securities Act of 1933. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Board. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.
Investments in the Wholly-Owned Subsidiaries. The Funds intend to invest a portion of their assets in a wholly-owned subsidiary of such Funds organized under the laws of the Cayman Islands (a “Subsidiary”), each of which will be classified as a corporation for U.S. federal income tax purposes. Investment in a Subsidiary is expected to provide a Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and Internal Revenue Service (“ IRS ”) revenue rulings, as discussed below under “Taxation.”  Each Subsidiary is a company organized under the laws of the Cayman Islands, and are overseen by its own board of directors. Each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.
It is expected that each Subsidiary will invest primarily in commodity-linked derivative instruments (including total return swaps , commodity futures and commodity-linked notes) and other investments intended to serve as margin or collateral for swaps or other instruments, as applicable . Although the Funds may enter into these commodity-linked derivative instruments directly to a limited extent , each Fund will likely gain exposure to these derivative instruments indirectly by investing in its Subsidiary. To the extent that each Fund invests in its respective Subsidiary, such Fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the Prospectus and this Statement of Additional Information.
While the Subsidiaries may be considered similar to investment companies, they are not registered under the 1940 Act and, unless otherwise noted in the Prospectus and this Statement of Additional Information, are not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and this Statement of Additional Information and could negatively affect the Funds and their shareholders.
Liquidity and Valuation. Many factors may influence the price at which a Fund could sell an investment at a given time. Investments are subject to liquidity risk when they are difficult to purchase or sell under favorable conditions. Investments in certain securities or other assets, such as high-yield bonds, loans or those traded in over-the-counter markets, may be particularly subject to liquidity risk. A Fund’s ability to sell an instrument may be negatively impacted as a result of various market events or circumstances or characteristics of the particular instrument. In addition, market participants attempting to sell the same or similar instruments at the same time as a Fund may increase the Fund’s exposure to liquidity risk. Investments in less liquid or illiquid securities may reduce the returns of a Fund because it may be unable to sell the securities at an advantageous time or price. Thus, a Fund may be forced to accept a lower sale price for the security, sell other investments or forego another more attractive investment opportunity. Liquid securities purchased by a Fund may subsequently become less liquid or illiquid, and harder to value.
Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities,
11

such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities at the time of purchase.  Applicable regulatory guidance and interpretations provide examples of factors that may be taken into account in determining whether a particular instrument should be treated as illiquid. Under the Funds’ liquidity determination procedures, the Adviser may consider factors deemed relevant.  A Fund may not invest more than 15% of its net assets in securities or assets that are determined to be illiquid pursuant to the Trust’s applicable procedures.
At times, market quotations may not be readily available and the Funds may be unable to obtain prices or other reliable information from third-parties to support valuation. In these circumstances, it may be difficult for a Fund to accurately value certain investments and the Fund may need to value investments using fair value methodologies. There are multiple methods to establish fair value and different methods or other factors may lead to different fair values. As a result, the price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly during periods of market turmoil or volatility or for securities that are thinly traded or valued using a fair value methodology or information provided by third-party pricing services. Thus, a Fund may realize a loss or gain that is greater than expected upon the sale of the security. Fair valued securities may be subject to greater fluctuations than securities valued based on readily available market quotations. Some securities, while not technically fair valued, may nevertheless be difficult to value and rely on limited and difficult to assess inputs and market data.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
A Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. A Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
Until a Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Funds must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a Fund may be required to pay a premium. The Funds also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to counterparty risk.
12

In addition to the general risks related to short sales discussed above, each Fund will be subject to additional risks when it makes short sales “against the box,” a transaction in which the Fund enters into a short sale of an instrument that the Fund owns or has the right to obtain at no additional cost. In a short sale “against the box” transaction, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If a Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if a Fund closes out the short sale with instruments other than the appreciated instruments held at the time of the short sale and if certain other conditions are satisfied.
Swap Agreements. The Funds may enter into credit, total return, index, equity, interest rate and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return.  In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Bilateral swap agreements are two party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.
Index swaps involve the exchange by a Fund with another party of their respective commitments to make or receive payments based on a notional principal amount of a specified index or indices. Credit swaps (also referred to as credit default swaps) involve the exchange of a floating or fixed rate payments in return for assuming potential credit losses of an underlying security, or pool of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index, or an index component. Equity swap contracts may be structured in different ways. For example, as a total return swap where a counterparty may agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the particular stocks (or a group of stocks), plus the dividends that would have been received on those stocks. In other cases, the counterparty and a Fund may each agree to pay the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or a group of stocks). Interest rate swaps involve the exchange by a Fund with another party of commitments to pay or receive interest payments for floating rate payments based on interest rates at specified intervals in the future. Two types of interest rate swaps include “fixed-for-floating rate swaps” and “basis swaps.” Fixed-for-floating rate swaps involve the exchange of payments based on a fixed interest rate for payments based on a floating interest rate index. By contrast, basis swaps involve the exchange of payments based on two different floating interest rate indices.
A great deal of flexibility may be possible in the way swap transactions are structured. However, generally a will enter into a swap on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, total return, credit, index and equity swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, total return, credit, index, and equity swaps is normally limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to such a swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive, if any. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.
As a result of recent regulatory developments, certain standardized swaps are currently subject to mandatory central clearing and some of these cleared swaps must be traded on an exchange or swap execution facility (“SEF”). A SEF is a trading platform in which multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on a SEF may increase market transparency and liquidity but may cause a Fund to incur increased expenses to execute swaps. Central clearing should decrease counterparty risk and increase liquidity compared to bilateral swaps because central clearing interposes the
13

central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, the CFTC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in a Fund and its counterparties posting higher margin amounts for uncleared swaps. Requiring margin on uncleared swaps may reduce, but not eliminate, counterparty credit risk.

 The use of swaps, as well as swaptions and interest rate caps, floors and collars is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Investing in swaps may adversely affect the investment performance of a Fund.

In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risks, swaps are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if a Fund invests in cleared swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to imitate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

U.S. Government Securities. A Fund may invest in government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iii) only the credit of the issuer. The U.S. Government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. Government will provide financial support to the U.S. Government agencies, instrumentalities or sponsored enterprises in the future, and the U.S. Government may be unable to pay debts when due.

U.S. Government Securities are deemed to include (to the extent consistent with the 1940 Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.
The Funds may invest in separately traded principal and interest components (“STRIPS”) of securities issued or guaranteed by the Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal
14

government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the Treasury entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae.
The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year.
The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by the Fund.
A Fund may invest in Treasury inflation-protected securities (“TIPS”), which are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.
Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though the Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.
If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.
15

Because a Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), the Fund’s investment in either zero coupon bonds or TIPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.
Writing and Purchasing Call and Put Options.  Each Fund may write (sell) or purchase call and put options as discussed in the Prospectus .  The purpose of the strategy is to generate additional income for a Fund. A Fund may also purchase put and call options.
Options on indices are similar to options on a security or other instrument (which are described below) except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the option holder (purchaser) the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or is less than, in the case of a put, the strike (exercise) price of the option. This amount of cash is equal to the difference between the closing price of the index and the strike (exercise) price of the option times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.
A securities index fluctuates with changes in the market values of the securities included in the index.  The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on individual securities. The risks of investment in options on indices may be greater than the risks of investment in options on securities.
For a call option written (sold) by a Fund, the premium, the strike (exercise) price and the market value of the security determine the gain or loss realized by a Fund as the seller of the call option. Thus, if a written (sold) option expires unexercised, a Fund realizes a capital gain equal to the premium received at the time the option was written. A Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the cost of entering into closing purchase transactions will determine the gain or loss realized by the Fund. A Fund’s purpose in writing call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.
The principal factors affecting the market value of a put or a call option include supply and demand, the current price level of the reference index in relation to the strike (exercise) price of the option, the volatility of the reference index, and the time remaining until the expiration date. Using put and call options is susceptible to particular risks during periods of extreme market movements or if market conditions diverge from historical patterns.
There can be no assurance that a closing purchase or sale transaction can be consummated when desired.  There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time.
Reasons for the absence of a liquid secondary market on an exchange include, but are not limited to, the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
There can be no assurance that higher trading activity, order flow or other unforeseen events will not, at times, render certain of the facilities of the Options Clearing Corporation or various exchanges inadequate. Such events have, in the past, resulted in the institution by an exchange of special procedures, such as trading rotations, restrictions on certain types of order or trading halts or suspensions with respect to one or more options. These special procedures may limit liquidity.
Transactions by a Fund in options will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class
16

which may be written or purchased by a single investor or group of investors acting in concert regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of an Adviser or a Sub-Adviser . An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Adviser or a Sub-Adviser is incorrect in its expectation of fluctuations in markets. The successful use of options for hedging purposes also depends in part on the ability of the Adviser or a Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Adviser or a Sub-Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities or indices on which options are written (sold) and purchased and the securities in a Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur or the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing (selling) of options could increase a Fund’s portfolio turnover rate and, therefore, associated costs.
The writer of an option has no control over the time when it may be required to fulfill its obligation under the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying reference instrument at the strike (exercise) price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the strike (exercise) price (in the case of a put), or remains less than or equal to the strike (exercise) price (in the case of a call), the Fund will lose the premium it paid for the option. Furthermore, if trading restrictions or suspensions are imposed on options markets, the Fund may be unable to close out a position.
Fundamental Investment Restrictions
The investment restrictions set forth below are fundamental policies of each Fund and may not be changed, except as may otherwise be described below, without the approval of a majority of the outstanding voting securities of that Fund.  For purposes of the fundamental investment restrictions, the phrase “to the extent permitted under the 1940 Act and the rules and regulations thereunder” is informed by guidance and interpretations of the SEC or its staff or exemptive relief from the SEC.

1.	Each Fund may borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder.

2.	Each Fund may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

3.	Each Fund may act as an underwriter of securities issued by others to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

4.	Each Fund may purchase or sell real estate to the extent permitted under the 1940 Act and the rules and regulations thereunder.

5.	Each Fund may invest in physical commodities or contracts relating to physical commodities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

6.	Each Fund may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder.

7.	Each Fund may not “concentrate” its investments in a particular industry or group of industries, as that term is defined in the 1940 Act and the rules and regulations thereunder.

17

Additional Information Regarding Fundamental Investment Restrictions
Borrowing. The Funds are limited in the amount they may borrow by the 1940 Act. The 1940 Act permits a Fund to borrow from banks in an amount up to 33 1/3% of the Fund’s assets, including the amount borrowed. One exception is that a Fund may also issue a note evidencing a temporary loan (i.e., one that must be repaid within 60 days), as long as it does not exceed 5% of the Fund’s total assets.
Senior Securities. The 1940 Act prohibits the Funds from issuing “senior securities,” except for borrowings where certain conditions are met. In addition, under the 1940 Act, certain types of transactions entered into by a Fund, including reverse repurchase agreements, short sales, and when-issued and delayed delivery transactions, may be considered forms of indebtedness having priority over shareholders to Fund assets in liquidation and, therefore, may be considered to be senior securities. These activities are permissible investments for the Funds under the 1940 Act, so long as the investments are “covered” in accordance with applicable SEC guidance.
Real Estate. A Fund may acquire real estate as a result of ownership of securities or other instruments and a Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.
Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act permits a Fund to invest in commodities as well as financial instruments or derivatives that may be deemed to be commodities or commodities interests under the 1940 Act.
Loans. Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.
Concentration. Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the staff of the SEC takes the position that any fund that invests more than 25% of its total assets in one or more issuers conducting their principal business activities in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries. In applying this restriction to derivative transactions or instruments, including, but not limited to, futures, swaps, forwards, options and structured notes, the Fund will look to the industry of the reference asset(s) and not to the counterparty or issuer. The Funds do not apply this restriction to (i) repurchase agreements collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. government agency securities, (iii) municipal securities, or (iv) other investment companies.
For purposes of a Fund’s industry concentration policy, the Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Adviser may, but need not, consider industry classifications provided by third parties.
Diversification. Section 8(b) of the 1940 Act requires each series of an investment company to state whether it is “diversified” or “non-diversified,” as those terms are defined in the 1940 Act. A diversified fund may not, with respect to 75% of its total assets: (i) invest more than 5% of its total assets in the securities of one issuer, or (ii) hold more than 10% of the outstanding securities of such issuer (the “75% test”). Under the 1940 Act, a “non-diversified” fund is any fund that is not considered diversified and is not, therefore, constrained by the 75% test.  Each Fund is non-diversified.
Fund Governance
The Board oversees the management and operations of the Trust and is responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The Board has appointed officers of the Trust who conduct and supervise the Funds’ daily business operations and engaged various service providers to the Trust, such as the Adviser, each Sub-Adviser , the distributor, the sub-administrator , the custodian and the transfer agent, who are responsible for the day-to-day management and operation of the Trust.  Trustees who are not deemed to be “interested persons” of the Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” The Trustee who is deemed to be an “interested person” of the Trust is referred to as the “Interested Trustee.”
18

The officers of the Trust are responsible for monitoring and reporting to the Board on the Trust’s operations. The Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program, oversees the compliance programs of certain service providers to the Trust, and regularly reports to the Board as to compliance matters.  The Board meets as often as necessary to discharge its responsibilities.  The Board meets at regularly scheduled meetings [  ] times a year and also may meet in-person or by telephone at special meetings to discuss specific matters that may require action prior to the next regularly scheduled meeting.  The Board held its first meeting in [ ].
In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Structure and Leadership
The Board consists of [  ] Trustees, a majority of whom are considered Independent Trustees.  [  ], an [  ] Trustee, is Chairman of the Board and has significant additional responsibilities compared to the other Trustees, including: [  ].  As described below, the Board has established an Audit Committee and a Nominating and Corporate Governance Committee to assist the Board in fulfilling its oversight function.
The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.
Board Oversight of Risk Management
The day-to-day management of various risks related to the administration and operation of the Trust is the responsibility of management and other service providers retained by the Trust or by management, most of whom employ professional personnel who have risk management responsibilities. Risk management is a broad concept comprised of many elements. Accordingly, Board oversight of different types of risks is handled in different ways. The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committee(s).  As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including periodic reports as to service provider oversight and monitoring risks that might be present with individual portfolio managers or specific investment strategies. The Independent Trustees will meet periodically with the Chief Compliance Officer to discuss compliance and other risks.
In its oversight role, the Board has adopted, and periodically reviews, policies and procedures designed to address risks associated with the Trust’s activities. In addition, the Adviser and the Trust’s other service providers have adopted policies, processes and procedures to identify, assess and manage risks associated with the Trust’s activities.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Funds’ investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Trust Committees
The Board has established an Audit Committee, which is comprised of all of the Independent Trustees. The function of the Audit Committee is to , among other things, review the scope and results of the annual audit of the Funds and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board the annual selection of the independent registered public accounting firm for the Funds and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm. The Chairman of the Audit Committee is [  ].  [The Audit Committee has met [  ] since the Trust’s organization.]
The Board has established a Nominating and Corporate Committee, which is comprised of all of the Independent Trustees. The function of the Nominating and Corporate Committee is to, among other things, evaluate on a periodic basis the operations and effectiveness of the Board as a whole and periodically review Board governance procedures and recommend appropriate changes to the full Board.  The process of identifying nominees to the full Board involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, and other sources that the Committee deems appropriate.  The Chairman of the Nominating and Corporate Committee is [  ].  [The Nominating and Corporate Committee has met [  ] since the Trust’s organization.]
19

Trustees and Officers
The following table provides basic biographical information about the Trustees as of the date of this SAI, including their dates of birth, position with the Trust, term of office with the Trust and length of time served, and their principal occupation and other directorships for the past five years are set forth below.
Independent Trustees
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

[Independent Trustee #1] (born [ ])
[Independent Trustee #2] (born [ ])
[Independent Trustee #3] (born [ ])

Interested Trustee

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

[Interested Trustee]*** (born [ ])

*   The business address of each Trustee is c/o Sapere Revelation Series Trust, 130 Matthews Station Street, Suite 2A, Matthews, North Carolina 28105.
** Each Trustee serves an indefinite term, until his or her successor is duly elected and qualified.
***  [ ] is a Trustee who is considered to be an “interested person” of the Trust within the meaning of the 1940 Act because of his affiliation with the Adviser.

20

Officers
The following table provides basic information about the officers of the Trust who are not named above, including principal occupations during the past five years.
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
[Officer #1] (born [ ])

[Officer #2] (born [ ])
[Officer #3] (born [ ])

*   The business address of each officer is c/o Sapere Revelation Series Trust, 130 Matthews Station Street, Suite 2A, Matthews, North Carolina 28105.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their service as Trustees in light of the Trust’s business and structure. Experience, qualifications, attributes and/or skills common to all Trustees include demonstrated record of business and/or professional accomplishment, the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of service providers to the Trust, and the capacity to evaluate financial and legal matters and exercise reasonable business judgment. In addition, each of the Trustees has demonstrated a commitment to discharging their oversight duties as Trustees in the interests of shareholders. The Board will annually conduct a “self-assessment” wherein the effectiveness of the Board is reviewed.
The following is a summary of qualifications, experiences, attributes and skills of each Trustee (in addition to the information in the table above) that support the conclusion that each individual is qualified to serve as a Trustee.
Independent Trustees
[Narrative of biography for Independent Trustee #1 – Insert a description of the experience, qualifications, attributes or skills for this Trustee].
[Narrative of biography for Independent Trustee #2 - Insert a description of the experience, qualifications, attributes or skills for this Trustee].
[Narrative of biography for Independent Trustee #3 - Insert a description of the experience, qualifications, attributes or skills for this Trustee].
Interested Trustee
[Narrative of biography for Interested Trustee – Insert a description of the experience, qualifications, attributes or skills for this Trustee].
Trustee Ownership of Fund Shares
Because the Funds have not commenced operations as of the date of this SAI, no Trustees beneficially owned any shares of the Funds.
Compensation
The Trust pays the Independent Trustees, either directly or indirectly, a retainer fee of $[        ] per year; a fee of $[        ] for each regular Board meeting and associated Committee meetings attended; and fees of $[        ] per day for other in-person Board meetings, $[        ] per day if a Trustee telephonically attends a regular in-person meeting, and $[        ] per day if a Trustee telephonically attends an in-person Board meeting that is not regularly scheduled. In addition, the [Chair] and the [    ] Committee Chair[s] receive additional annual compensation of $[        ] and $[        ], respectively. Trustees are reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board and Committee meetings. Each Fund in the Trust pays a pro rata share of these fees. The pro rata share paid by each Fund is based on each Fund’s average net assets as a percentage of the average net assets of all of the Funds in the Trust as of the end of the relevant fiscal year. The Trust does not pay any compensation to the Interested Trustee.
21

The Funds commenced operations on or about the date of this SAI. Accordingly, no Trustee received any compensation during the last fiscal year. The table below sets forth the anticipated compensation to be received by the Independent Trustees for the fiscal year ending [ ]. [The Trust has no pension or retirement plan or benefits.]

Name of Independent Trustee	Aggregate Fiscal Year Compensation from the Trust*
[Independent Trustee #1]	$	[ ]

[Independent Trustee #2]	$	[ ]

[Independent Trustee #3]	$	[ ]

Management of the Funds
The Adviser
Sapere Revelation Funds Management, LLC, located at 130 Matthews Station Street, Suite 2A, Matthews, North Carolina 28105, is the Funds’ investment adviser.  The Adviser is a North Carolina limited liability company and an investment adviser registered with the SEC since 2018 .
Under the terms of the management agreement (the “ Management Agreement”), the Adviser manages the Funds’ investments subject to oversight by the Board.  The Adviser also provides certain administrative services to the Funds. As compensation for its management services, each of the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the following annual rate based on the average daily net assets of the applicable Fund.
Sapere Revelation Global Growth Fund	[ ]%
Sapere Revelation Global Income Fund	[ ]%
Sapere Revelation Global Balanced Fund	[ ]%

The Management Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Management Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.  The 1940 Act provides that a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person.
The Sub-Advisers will be paid by the Adviser out of its management fee a percentage of the relevant Fund’s assets (or portion thereof managed by the relevant Sub-Adviser).
The Adviser has requested “manager of managers” exemptive relief from the SEC that permits the Adviser, subject to the approval of the Board, to appoint a “ wholly owned ” or unaffiliated sub-adviser or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The requested exemptive order would further permit the Adviser to add or to remove a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate management fee paid by a Fund would remain subject to shareholder approval. The Adviser would also continue to have ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Funds will notify shareholders of any change of a Fund sub-adviser.
22

The Adviser has registered as a “commodity pool operator” (“CPO”) under the CEA with respect to its service as investment manager to the Funds and the Subsidiaries . Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase portfolio expenses.
The Adviser relies on CFTC Rule 4.12(c)(3) with respect to the Funds and CFTC Rule 4.7 with respect to the Subsidiaries . CFTC Rule 4.12(c)(3) and CFTC Rule 4.7 relieves the Adviser from certain CFTC recordkeeping, reporting and disclosure requirements.
The Adviser and/or its affiliates may from time to time waive fees and/or reimburse certain Fund expenses. See the Funds’ prospectus for more information.
Because the Funds have not yet commenced operations as of the date of this SAI, information on advisory fees paid by the Funds is not included in this SAI.
About the Portfolio Managers
A team of investment professionals manages each of the Funds.  The team members who are jointly and primarily responsible for the day-today management of the Fund are: [  ].  As of [  ], 2019 , [  ] were responsible for managing the following types of accounts for the Adviser, other than the Funds:

[  ]
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

[  ]
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

[  ]
	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

[  ]
23

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]

Compensation. The Portfolio Managers receive an annual base salary from the Adviser. Each of the Portfolio Managers is eligible to receive a discretionary bonus based on a number of factors, including the profitability of the Adviser and the performance of the accounts they manage.
Potential Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  The Adviser (and the portfolio managers) provide investment management services to multiple portfolios for multiple clients, which may have different investment management fees or performance-based compensation arrangements than other clients.  The simultaneous management of accounts may create potential conflicts of interest with respect to allocation of investment opportunities and time and may incentivize the Adviser (and the portfolio managers) to favor certain accounts.  The Adviser has adopted and implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts, including accounts with multiple fee arrangements, and the allocation of investment opportunities.
The Adviser’s procedures relating to the allocation of investment opportunities require that similarly managed accounts participate in investment opportunities pro rata based on asset size. The Adviser may also take into account the client’s investment objectives, strategies and risk profile; any restrictions placed on a client’s portfolio by the client or by federal or state law; the size of the account; the total portfolio invested position; the nature of the security to be allocated; the size of the available position; the supply or demand for a security at a given price level; the current market conditions; the timing of cash flows and account liquidity; and any other information determined to be relevant to the fair allocation of securities. The Adviser’s procedures also require that, to the extent orders are aggregated, the client orders are price-averaged. Finally, the Adviser’s procedures also require that limited opportunities (such as initial public offerings and private placements) be allocated in any manner deemed appropriate by the Adviser under the circumstances.
From time to time, the Adviser’s allocation or aggregation methodology may vary from the methods summarized above based on factors deemed by the Adviser to be relevant.  These variations will be designed to be fair and equitable over time.
Code of Ethics. The Trust, the Adviser and the Distributor have each adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act.  These codes of ethics are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to the provisions of the codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.  These Codes of Ethics may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov.
Securities Ownership.  The Funds have not commenced operations as of the date of this SAI. As of such date, the portfolio managers did not own any shares of the Funds.
Portfolio Transactions
Subject to policies established by the Board, as well as the terms of the Management Agreement , the Adviser and each Sub-Adviser is responsible for decisions to buy and sell securities and other instruments and assets for a Fund, for the selection of broker-dealers, for the execution of a Fund’s transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser and each Sub-Adviser effects transactions for the Fund consistent with their duty to seek best execution of client (including the Funds) orders under the circumstances of the particular transaction. In seeking such execution, the Adviser and each Sub-Adviser will use their best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation: the financial stability of the broker; the actual executed price of the security and the broker’s commission rates; research,

24

custodial and other services provided by such brokers and/or dealers that are expected to enhance the Adviser’s or a Sub-Adviser’s general portfolio management capabilities; the size and type of the transaction; the difficulty of execution and the ability to handle difficult trades; the operational facilities of the brokers and/or the dealers involved; and the ability to handle a block order for securities and distribution capabilities.  Orders may be directed to any broker-dealer to the extent and in the manner permitted by applicable law and by the policies and procedures of the Adviser or a Sub-Adviser .
Investment decisions for the Funds are not always made independently from those other accounts advised by the Adviser or a Sub-Adviser . Investment decisions for the Funds and for the Adviser’s or a Sub-Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. To the extent permitted by law, when a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another account, the Adviser or a Sub-Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other accounts in executing transactions, and such transactions will be allocated in a manner which the Adviser or a Sub-Adviser believes to be equitable to the Funds and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.
Commissions Paid
The Funds have not commenced operations as of the date of this SAI. As of such date, no brokerage commissions have been paid by the Funds.
Securities of Regular Broker Dealers
From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.   Because the Funds have not commenced operations as of the date of this SAI, the Funds do not own securities of its regular brokers or dealers.
Portfolio Turnover
The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses. Because the Funds have not commenced operations, as of the date of this SAI, the Funds have no portfolio turnover to report for prior fiscal years.
Disclosure of Portfolio Holdings
The Trust, on behalf of each Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of the holdings of the Funds.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about a Fund’s holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which a Fund’s holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that each Fund has a legitimate business purpose for disclosing holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, or custody of a Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of each Fund’s holdings by (1) overseeing the implementation and enforcement of the portfolio holding disclosure policy, Codes of Ethics and other relevant policies of each Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by
25

considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.
Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Portfolio shareholders and in the quarterly holdings report on Form  N-PORT .  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of a Fund and the interests of the Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of each Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: the Adviser, fund administrator, fund accountant, custodian, transfer agent, pricing vendors, proxy voting service providers, auditors, counsel to a Fund, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when a Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.  A Fund may disclose portfolio holdings to transition managers, provided that the Fund or the Adviser has entered into a non-disclosure or confidentiality agreement with the transition manager.
In no event shall the Adviser, its affiliates or employees, a Fund, nor any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s holdings.
There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.
From time to time, the Adviser may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.[website].com for additional information about a Fund, including, without limitation, the periodic disclosure of its portfolio holdings.
Proxy Voting Policy
The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are [               ].  Information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling xxx-xxx-xxxx and (2) on the SEC’s website at http://www.sec.gov.
Distribution of Trust Shares and Multiple Share Classes
Distributor and Distribution Contract
[  ] (the “Distributor”), located at [ ], serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (as amended, the “Distribution Contract”) with the Trust. The Distributor is a broker-dealer registered with the Securities and Exchange Commission.
The Distribution Contract is terminable with respect to a Fund or class of shares without penalty, at any time, by a Fund or class upon 60 days’ written notice to the Distributor, or by the Distributor upon 60 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares and does not receive any compensation other than what is described below for executing securities transactions.
The Distribution Contract will continue in effect with respect to each Fund, and each class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees or by the majority of the outstanding shares of the Fund or class, and (ii) by a majority
26

of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Distribution Contract or the 12b-1 Plans (as defined below), by vote cast in person at a meeting called for the purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds or share classes, it may continue in effect with respect to any Fund or class as to which it has not been terminated (or has been renewed).
Multiple Share Classes – Class A, Class C, Institutional and Class R6 Shares
The Trust currently offers the following classes of shares of each of the Funds: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares.
Class A and Class C Shares of the Trust are offered primarily through financial intermediaries that have dealer or other agreements with the Distributor, or which have agreed to act as introducing brokers for the Distributor (“introducing brokers”). Class A Shares are subject to initial sales charges and Class A and Class C Shares are subject to contingent deferred sales charges (CDSCs) and ongoing distribution and/or servicing fees as described below and in the Prospectus.
Institutional and Class R6 Shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional and Class R6 Shares may also be offered through certain fund networks and other financial intermediaries that charge their customers transaction or other fees with respect to their customers’ investments in the Funds. Institutional Class Shares are not subject to any sales charges or ongoing distribution and/or servicing fees.
Multi-Class Plan. The Trust has adopted a Multi-Class Plan pursuant to Rule 18f-3 under the 1940 Act which sets forth the separate arrangements, expense allocations and other features of the Trust’s share classes. Under the Multi-Class Plan, shares of each class of each Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements; and (c) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.
Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Trustees’ discretion, also pay a different share of other expenses, not including management or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. [All other expenses are allocated to each class on the basis of the fair value of the settled shares of that class in relation to the settled shares net asset value of the particular Fund.] [All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.] Each class may have a differing sales charge structure, and differing exchange and conversion features.
The alternative share class and related purchase arrangements described in the Prospectus and in this SAI are designed to enable investors to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including, without limitation, the amount and intended length of the investment, the particular Fund and whether the investor intends to exchange shares for shares of other Funds.
If an investor qualifies (through satisfying applicable investment minimums or otherwise) to invest in Institutional or Class R6 Shares of the Funds, the investor should choose Institutional or Class R6 Shares over either Class A or Class C Shares due to the lower fees and expenses associated with Institutional and Class R6 Shares. Generally, when making an investment decision as between Class A and Class C Shares, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus contingent deferred sales charges (CDSCs) on Class C Shares, the initial sales charge plus accumulated servicing fees on Class A Shares, and the difference in the CDSCs applicable to Class A (in certain circumstances) and Class C Shares, among other factors.
Investors should understand that initial sales charges, distribution and/or servicing fees and CDSCs imposed with respect to Class A and Class C Shares are all used directly or indirectly to fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.
27

In determining which class of shares of the Funds to purchase, an investor should always consider whether any waiver or reduction of an initial sales charge or a CDSC, as applicable, is available as described below.
Initial Sales Charges – Class A Shares
As described in the Prospectus, Class A Shares of the Funds are sold at a public offering price equal to their net asset value per share plus an initial sales charge (unless a waiver applies as specified below) according to the following schedule.

Amount of Purchase	Sales Charge as a % of Net Amount Invested		Sales Charge as a % of Public Offering Price		Discount or Commission to Dealers as a % of Public Offering Price*
$0–$99,999	[ ]	%	[ ]	%	[ ]	%
$100,000–$249,999	[ ]	%	[ ]	%	[ ]	%
$250,000–$499,999	[ ]	%	[ ]	%	[ ]	%
$500,000–$999,999	[ ]	%	[ ]	%	[ ]	%
$1,000,000 +	0.00%		0.00%		0.00	%**

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
**
The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A Shares according to the following schedule: [ ]% of the first $2,000,000, [ ]% of amounts from $2,000,001 to $5,000,000, and [ ]% of amounts over $5,000,000. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of [ ]% beginning in the thirteenth month after purchase. These payments are not made in connection with sales to employer-sponsored plans.

Each Fund receives the entire net asset value of its Class A Shares purchased by investors (i.e., the gross purchase price minus any applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the table above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period.
During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to [ ]% of the purchase price on sales of Class A Shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor. For Class A Shares, the Distributor may also pay participating brokers annual servicing fees of [ ]% of the net asset value of such shares.
Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.
No initial sales charge is imposed on purchases of Class C, Institutional or Class R6 Shares.
The Trust has not commenced offering Class A Shares.
Waivers or Reductions of Initial Sales Charges on Class A Shares
Under the circumstances described below, investors may be entitled to a complete waiver or to pay reduced initial sales charges with respect to purchases of Class A Shares. These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.
Class A Shares Sales at Net Asset Value. Each Fund may sell its Class A Shares at net asset value without a sales charge to certain categories of investors as set forth below:
(i) current or retired officers, trustees, directors or employees of the Trust, the Adviser or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

28

(ii) current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii) trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations, the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor or the Adviser with respect to such purchases (including provisions related to minimum levels of investment in the Trust), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv) participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by the Distributor where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v) client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which the Distributor or the Adviser has an agreement for the use of a Fund in particular investment products or programs or in particular situations;
(vi) accounts for which the company that serves as trustee or custodian either (a) is affiliated with the Adviser, or (b) has a specific agreement to that effect with the Distributor; and
(vii) investors who purchase shares in “Exempt Transactions,” as described under “Exempt Transactions; No CDSCs or Payments to Brokers” below.
The Distributor will only pay service fees and will not pay any initial commission or other fees to dealers upon the sale of Class A Shares of the Funds to the purchasers described in sub-paragraphs (i) through (vii) above except that the Distributor will pay initial commissions to any dealer for sales to purchasers described under sub-paragraph (iii) above provided such dealer has a written agreement with the Distributor specifically providing for the payment of such initial commissions.
Right of Accumulation and Combined Purchase Privilege (Initial Sales Charge Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A Shares (the “Combined Purchase Privilege”) by combining concurrent purchases of Class A Shares of one or more of the Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A Shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A Shares of a Fund with the current aggregate net asset value of all Class A, Class C, Institutional and Class R6 Shares of any Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:

(i)
an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member)

or

(ii)	a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved
or

(iii)	an employee benefit plan of a single employer.

*
For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.

Shares purchased or held through a plan investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares of the Funds to be redeemed may reinvest all or any portion of the redemption proceeds in Class A Shares of any Fund at net asset value without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Class A Shares will be sold to a reinvesting shareholder at the net asset value next determined. See “How the

29

Funds’ Shares are Priced” in the Prospectus. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. An investor may exercise the reinstatement privilege by written request sent to the Trust’s transfer agent or to the investor’s financial intermediary.
Notifications Regarding Waivers or Discounts of Initial Sales Charges on Class A Shares. In many cases, neither the Trust, the Distributor nor the Trust’s transfer agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a particular purchase of Class A Shares of the Funds.
An investor or financial intermediary must notify the Trust’s transfer agent whenever a quantity discount or reduced sales charge is applicable to a purchase of Class A Shares and must provide the transfer agent with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A Shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge.
The quantity discounts and commission schedules described above may be modified or terminated at any time by the Trust in its discretion.
Contingent Deferred Sales Charges (CDSCs) – Class A and Class C
As described in the Prospectus, a contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A and Class C Shares. A CDSC does not apply to Institutional or Class R6 Shares.
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A Shares (and, thus, pay no initial sales charge) will be subject to a [ ]% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A Shares without an initial sales charge or if you are eligible for a waiver of the CDSC.
Unless a waiver applies, if you sell (redeem) your Class C Shares within one year of the purchase of the shares, you will pay a [ ]% CDSC.
No CDSC is currently imposed upon redemptions of Institutional or Class R6 Shares.
Because CDSCs are calculated on a Fund-by-Fund basis, instead of redeeming an investment from a Fund and making no reinvestment in the Funds, shareholders should consider whether to exchange shares of one Fund for shares of another Fund of the Trust if such an exchange would reduce or delay the payment of any CDSC applicable to such redemption.
The Trust has not commenced offering Class A or Class C Shares.
Calculation of CDSCs. As described above, whether a CDSC is imposed on Class A or Class C Shares and the amount of the CDSC will depend, in part, on the number of years or months since the investor purchased the shares being redeemed. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current net asset value of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A or Class C Shares is paid to the Distributor. For investors investing in Class A or Class C Shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Waiver of Contingent Deferred Sales Charges (CDSCs). The CDSC applicable to Class A and Class C Shares is currently waived for:
(i) any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) that occurs after the purchase of Class A or Class C Shares;
30

(ii) any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;
(iii) any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;
(iv) any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
(v) any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;
(vi) affiliates of the Trust, the Adviser, and the Distributor and redemptions by Trustees, officers and employees of the Trust, and by directors, officers and employees of the Adviser and the Distributor;
(vii) redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate net asset value of shares held in such shareholder’s account is less than a minimum account size as specified in the Prospectus;
(viii) involuntary redemptions caused by operation of law;
(ix) redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
(x) redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with the Distributor with respect to such purchases;
(xi) a redemption by a holder of Class A or Class C Shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and
(xii) a redemption by a holder of Class A or Class C Shares where, by agreement with the Distributor, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from the Distributor at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.
(xiii) an intra-Fund exchange of Class A or Class C Shares for Institutional or Class R6 Shares where the financial intermediary has agreed to reimburse the Distributor for a portion of any CDSC that the Distributor would have otherwise collected on the transaction or a portion of the distribution fees previously advanced by the Distributor to the financial intermediary in connection with the initial sale of the Class A or Class C Shares.
Exempt Transactions; No CDSCs or Payments to Brokers. In addition to the waivers noted above, investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as “Exempt Transactions”):

•
A redemption by a holder of Class A or Class C Shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from the Distributor at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).

31

Distribution and Servicing Plans for Class A and Class C Shares
As stated in the Prospectus, Class A and Class C Shares of the Funds are continuously offered, including through participating brokers that are members of the Financial Industry Regulatory Authority Inc. (“FINRA”) and that have dealer or other agreements with the Distributor, or that have agreed to act as introducing brokers, and through other financial intermediaries.
Pursuant to separate Distribution and Servicing Plans for Class A Shares and Class C Shares (each a “12b-1 Plan”), the Distributor receives (i) in connection with the distribution of Class C Shares of the Funds, certain distribution fees from the Trust, and (ii) in connection with personal services rendered to Class A and Class C shareholders of the Funds and the maintenance of shareholder accounts, certain servicing fees from the Trust. Subject to the percentage limitations on these distribution and servicing fees set forth below, the distribution and servicing fees may be paid with respect to services rendered and expenses borne in the past with respect to Class A and Class C Shares as to which no distribution and servicing fees were paid on account of such limitations.
The Distributor makes distribution and servicing payments to participating brokers and servicing payments to certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors) in connection with the sale of Class C Shares and servicing payments to participating brokers, certain banks and other financial intermediaries in connection with the sale of Class A Shares. In the case of Class A Shares, these parties are also compensated based on the amount of an initial sales charge reallowed by the Distributor, except in cases where Class A Shares are sold without an initial sales charge (although the Distributor may pay brokers additional compensation in connection with sales of Class A Shares without a sales charge). In the case of Class C Shares, part or all of the first year’s distribution and servicing fee is generally paid at the time of sale. Pursuant to the Distribution Agreement, with respect to each Fund’s Class A and Class C Shares, the Distributor bears various other promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than current shareholders.
Each 12b-1 Plan may be terminated with respect to any Fund to which the 12b-1 Plan relates by vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Distribution Contract (“disinterested 12b-1 Plan Trustees”), or by vote of a majority of the outstanding voting securities of the relevant class of that Fund. Any change in any 12b-1 Plan that would materially increase the cost to the class of shares of any Fund to which the 12b-1 Plan relates requires approval by the affected class of shareholders of that Fund.
The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. Each 12b-1 Plan may be amended by vote of the Trustees, including a majority of the disinterested 12b-1 Plan Trustees, cast in person at a meeting called for the purpose. As long as the 12b-1 Plans are in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested Trustees.
The 12b-1 Plans will continue in effect with respect to each Fund, and each applicable class of shares thereof, for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested 12b-1 Plan Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for the purpose of voting on such approval.
If a 12b-1 Plan is terminated (or not renewed) with respect to one or more Funds or classes thereof, it may continue in effect with respect to any class of any Fund as to which it has not been terminated (or has been renewed).
The Trustees believe that the 12b-1 Plans will provide benefits to the Trust. In this regard, the Trustees believe that the 12b-1 Plans will result in greater sales and/or fewer redemptions of Trust shares, although it is impossible to know for certain the level of sales and redemptions of Trust shares that would occur in the absence of the 12b-1 Plans or under alternative distribution schemes. The Trustees believe that the effect of the 12b-1 Plans on sales and/or redemptions may benefit the Trust by allowing the Funds to potentially benefit from economies of scale as the Funds achieve higher asset levels. From time to time, expenses of the Distributor incurred in connection with the sale of Class C Shares of the Trust, and in connection with the servicing of Class A and Class C shareholders and the maintenance of shareholder accounts, may exceed the distribution and servicing fees collected by the Distributor. The Trustees consider such unreimbursed amounts, among other factors, in determining whether to cause the Funds to continue payments of distribution and servicing fees in the future with respect to Class A and Class C Shares.
Certain officers and employees of the Adviser and affiliates of the Adviser, including persons who may also serve as Officers or Interested Directors of the Funds, may have a financial interest in the operation of the 12b-1 Plans or related agreements. For example, they may be employed by and receive compensation from [the Distributor] or their

32

compensation may be based on the financial performance of the Adviser, which can be indirectly affected by the success of the 12b-1 Plans.
Class A and Class C Servicing Fees / Class C Distribution Fees. As compensation for services rendered and expenses borne by the Distributor in connection with personal services rendered to Class A and Class C shareholders of the Trust and the maintenance of Class A and Class C shareholder accounts (including in each case the accounts of plan participants or similar investors where shares are held by a financial intermediary through an omnibus account), the Trust pays the Distributor servicing fees up to the annual rate of [ ]%, calculated as a percentage of each Fund’s average daily net assets attributable to the particular share class.
In addition, as compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class C Shares of the Trust, the Trust pays the Distributor distribution fees up to the annual rate of [ ]%, calculated as a percentage of each Fund’s average daily net assets attributable to Class C Shares.
The 12b-1 Plans were adopted pursuant to Rule 12b-1 under the 1940 Act and are of the type known as “compensation” plans. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor and its predecessors in their periodic review of the 12b-1 Plans, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor’s expenses.
The servicing fee, which is applicable to Class A and Class C Shares of the Funds, may be spent by the Distributor on personal services rendered to shareholders of the Trust and the maintenance of shareholder accounts, including compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of participating or introducing brokers, certain banks and other financial intermediaries (including certain benefit plans, their service providers and their sponsors who provide services to plan participants) who aid in the processing of purchase or redemption requests or the processing of dividend payments, who provide information periodically to shareholders showing their positions in a Fund’s shares, who forward communications from the Trust to shareholders, who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of the shareholders’ needs, who respond to inquiries from shareholders relating to such services, or who train personnel in the provision of such services. The distribution fee applicable to Class C Shares may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class C Shares of the Funds, including, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers who engage in distribution of Class C Shares, printing of prospectuses and reports for other than existing Class C shareholders, advertising, and preparation, printing and distributions of sales literature. Distribution and servicing fees may also be spent on interest relating to unreimbursed distribution or servicing expenses from prior years.
Many of the Distributor’s sales and servicing efforts involve the Trust as a whole, so that fees paid by Class A and Class C Shares of any Fund may indirectly support sales and servicing efforts relating to the other share classes of the same Fund or the other Funds’ shares of the same or different classes. In reporting its expenses to the Trustees, the Distributor itemizes expenses that relate to the distribution and/or servicing of a single Fund’s shares, and allocates other expenses among the Funds, based on their relative net assets. Expenses allocated to each Fund are further allocated among its classes of shares annually based on the relative sales of each class, except for any expenses that relate only to the sale or servicing of a single class. The Distributor may make payments to brokers (and with respect to servicing fees only, to certain banks and other financial intermediaries) of up to the following percentages annually of the average daily net assets attributable to shares in the accounts of their customers or clients:
	Servicing Fee	Distribution Fee
Class A Shares	[ ]%	[ ]%
Class C Shares	[ ]%	[ ]%

Some or all of the sales charges, distribution fees and servicing fees described above are paid or “reallowed” to the broker, dealer or other financial intermediary (collectively, “financial intermediaries”) through which an investor purchases shares.
With respect to Class C Shares, except as provided below, the financial intermediaries are also paid at the time of a purchase a commission equal to [ ]% (representing [ ]% distribution fees and [ ]% servicing fees) of an investment in Class C Shares. A financial intermediary for these purposes is one that, in exchange for compensation, sells, among
33

other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks. Financial intermediaries that receive distribution and/or servicing fees may in certain circumstances pay and/or reimburse all or a portion of those fees to their customers, although neither the Trust nor the Distributor are involved in establishing any such arrangements and may not be aware of their existence.
In addition, the Distributor, the Adviser and their affiliates from time to time may make payments such as cash bonuses or provide other incentives to selected financial intermediaries as compensation for services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list, granting the Distributor, the Adviser and their affiliates access to the financial intermediaries’ financial consultants, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from intermediary to intermediary. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings. Financial intermediaries include brokers, dealers, insurance companies, third party administrators and banks.
A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments are conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund, all other series of the Trust, other funds sponsored by the Adviser and/or a particular class of shares, possibly during a specified period of time. The Distributor, the Adviser and their affiliates may also make payments to certain participating financial intermediaries based upon factors such as the amount of assets a financial intermediary’s clients have invested in the Funds and the quality of the financial intermediary’s relationship with the Distributor or the Adviser. The additional payments described above are made at the expense of the Distributor, the Adviser and their affiliates. These payments are made to financial intermediaries selected by the Distributor or the Adviser, generally to the intermediaries that have sold significant amounts of shares of the Funds. In certain cases, these payments are subject to certain minimum payment levels. In some cases, in lieu of payments pursuant to a formula, the Distributor, the Adviser and their affiliates may make payments of an agreed-upon amount that normally will not exceed the amount that would have been payable pursuant to the formula. There may be a few relationships on different bases.
The Distributor, the Adviser and their affiliates, at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, the compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Funds. Intermediaries that are registered broker-dealers may not use sales of Fund shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.
If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial advisor and review carefully any disclosure by the financial firm as to compensation received by your financial advisor.
Although the Funds use financial intermediaries that sell Fund shares to effect transactions for the Funds’ portfolios, the Funds and the Adviser will not consider the sale of Fund shares as a factor when choosing financial intermediaries to effect those transactions.
If in any year the Distributor’s expenses incurred in connection with the distribution of Class C Shares and, for Class A and Class C Shares, in connection with the servicing of shareholders and the maintenance of shareholder accounts, exceed the distribution and/or servicing fees paid by the Trust, the Distributor would recover such excess only if the 12b-1 Plan with respect to such class of shares continues to be in effect in some later year when such distribution and/or servicing fees exceed the Distributor’s expenses. The Trust is not obligated to repay any unreimbursed expenses that may exist at such time, if any, as the relevant 12b-1 Plan terminates.
34

Because Class A and Class C Shares have not commenced operations as of the date of this Statement of Additional Information, no amounts have been paid by the Trust pursuant to the 12b-1 Plans.
The amounts collected pursuant to the 12b-1 Plan with respect to Class A and Class C Shares will be used for the following purposes by the Distributor: sales commissions and other compensation to sales personnel; preparing, printing and distributing sales material and advertising (including preparing, printing and distributing prospectuses to non-shareholders) and other expenses related to the same.
Additional Payments For Other Services. The Funds may make payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services. The Distributor, the Adviser or any of their affiliates may also, from time to time, make such payments to financial intermediaries out of their own resources and without additional cost to a Fund or its shareholders (except with respect to Class R6 Shares). These financial intermediaries are firms that, for compensation, provide certain administrative and account maintenance services to mutual fund shareholders. These financial intermediaries may include, among others, brokers, financial planners or advisers, banks (including bank trust departments), retirement plan and qualified tuition program administrators, third-party administrators, and insurance companies.
In some cases, a financial intermediary may hold its clients’ shares of a Fund in nominee or street name. Financial intermediaries may provide shareholder services, which may include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual and semiannual reports, shareholder notices, and other SEC-required communications; processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.
The compensation paid by the Funds or by the Distributor, the Adviser or their affiliates to an intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid to different financial intermediaries varies. In addition, the Funds or the Distributor, the Adviser and their affiliates may also make payments to financial intermediaries to offset the cost associated with processing transactions in Fund shares or to pay financial intermediaries one-time charges for setting up access for the Funds on particular platforms, as well as transaction fees, or per position fees.
In addition, the Distributor, the Adviser and their affiliates may also make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services that may be deemed to be primarily intended to result in the sale of Institutional or Class R6 Shares of the Funds. These payments may be significant to the payors and the payees.
Share Purchases, Exchanges and Redemptions
Purchases, exchanges and redemptions of the Trust’s shares are discussed in the Prospectus, under the headings “Share Purchases, Exchanges and Redemptions” and “How to Sell or Exchange Shares” and that information is incorporated herein by reference. This section of the SAI contains additional information regarding purchases, exchanges and redemptions.
Purchases – Investment Minimums. The minimum initial investment in Class A or Class C Shares of any Fund is $2,500 and $5,000, respectively, with a minimum additional investment of $250 per Fund as described in the Prospectus. The minimum investment in Institutional or Class R6 Shares of any Fund is $1,000,000 and [$10,000,000], respectively, with a minimum additional investment of $250 per Fund as described in the Prospectus. The minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The Trust may also lower or waive these minimum investment amounts for certain categories of investors.
 To obtain more information about exceptions to the minimum initial investment for Fund Shares, please call the Funds’ transfer agent at [toll-free number].
Exchange Privilege. As described and subject to any limits in the Prospectus under “How to Sell or Exchange Shares” and in this SAI, a shareholder may exchange shares of any Fund for shares of the same class of any other series of the Trust that is available for investment and may be eligible to exchange Class A or Class C Shares of one Fund for Institutional or Class R6 Shares of the same Fund (an “intra-Fund exchange”), on the basis of their respective net asset values. The original purchase date(s) of shares exchanged for purposes of calculating any CDSC will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C Shares of one Fund and 6 months later (when the CDSC upon redemption would normally be [ ]%) exchanges his shares for Class C Shares of another Fund, no sales charge would be imposed upon the exchange, but the investment in the other Fund would be subject to the [
35

]% CDSC until one year after the date of the shareholder’s investment in the first Fund as described herein. An intra-Fund exchange will generally be permitted only in instances where the accounts are not currently subject to a CDSC. However, the Distributor may agree with financial intermediaries to allow an intra-Fund exchange for accounts currently subject to a CDSC in certain situations. Shareholders should contact a representative of their financial intermediary to learn more about the details of this intra-Fund exchange feature (please see the Prospectus for additional details).
Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund. An exchange between Funds will constitute a taxable sale for federal income tax purposes, though an intra-Fund exchange generally will not generate gain or loss for a shareholder for federal income tax purposes.
With respect to Class C Shares, or Class A Shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.
Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.
The Trust and the Adviser each reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of the Trust, the transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by the Adviser to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time. Except as otherwise permitted by the Securities and Exchange Commission, the Trust will give you 60 days’ advance notice if it exercises its right to terminate or materially modify the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.
Redemptions. Other than an applicable CDSC, a shareholder will not pay any special fees or charges (including any redemption fees) to the Trust or the Distributor when the shareholder sells (redeems) his or her shares. However, if a shareholder sells his or her shares through a broker, dealer or other financial intermediary, that firm may charge the shareholder a commission or other fee for processing the shareholder’s redemption request.
Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to shareholder redemption, the shares in the account do not have a value of at least a specified amount. The applicable minimums and other information about such mandatory redemptions are set forth in the applicable Prospectus or in this SAI. The Trust’s Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees. The Funds may also charge periodic account fees for accounts that fall below minimum balances as described in the Prospectus.
Upon the redemption or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information.
Other Information Regarding Purchases, Exchanges and Redemptions
The Distributor does not provide investment advice and will not accept any responsibility for your selection of investments in the Funds as it does not have access to the information necessary to assess your financial situation.
Pursuant to provisions of agreements between the Distributor and participating brokers, introducing brokers, service organizations and other financial intermediaries (together, “intermediaries”) that offer and sell shares and/or process transactions in shares of the Funds, intermediaries are required to engage in such activities in compliance with applicable federal and state securities laws and in accordance with the terms of the Prospectus and this SAI. Among other obligations, to the extent an intermediary has actual knowledge of violations of Fund policies (as set forth in the then current Prospectus and this SAI) regarding (i) the timing of purchase, redemption or exchange orders and pricing
36

of Fund shares, or (ii) market timing or excessive short-term trading, the intermediary is required to report such known violations promptly to the Trust by calling 866-876-8294.
One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.
Persons selling Fund shares may receive different compensation for selling Class A, Class C, Institutional or Class R6 Shares of the Funds.
Share purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within five business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the net asset value next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.
The Trust reserves the right to require payment by wire or official U.S. bank check. The Trust generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.
You may connect your Fund account(s) with a bank account for subsequent purchases, redemptions and other transactions in Fund shares. Such arrangements must be requested on your Account Application. To link to your bank account, you may need to have all shareholders of record sign the Account Application and have those signatures guaranteed. See “Signature Guarantee” below. Trading privileges will apply to each shareholder of record for the account unless and until the transfer agent receives written instructions from a shareholder of record canceling such privileges. Changes of bank account information must be made by completing a new application signed by all owners of record of the account, with all signatures guaranteed. The Trust and the transfer agent may rely on any telephone instructions believed to be genuine and will not be responsible to shareholders for any damage, loss or expenses arising out of such instructions. The Trust reserves the right to amend, suspend or discontinue any such arrangements at any time without prior notice. You cannot link your bank account if you hold your shares of the Fund through a broker in a “street name” account or in other omnibus accounts.
Signature Guarantee. When a signature guarantee is called for as described in the Prospectus, a “medallion” signature guarantee will be required. The Stamp 2000 Medallion Guarantee is the only acceptable form of guarantee. Signature guarantees from financial institutions that are not participating in the Stamp 2000 Medallion Guarantee program will not be accepted. A shareholder can obtain this signature guarantee from a commercial bank, savings bank, credit union, or broker-dealer that participates in this program. The Trust reserves the right to modify its signature guarantee standards at any time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented Prospectus. Shareholders should contact the Trust’s transfer agent for additional details regarding the Trust’s signature guarantee requirements.
Account Registration Changes. Changes in registration or account privileges may be made in writing to the Trust’s transfer agent. Signature guarantees may be required. See “Signature Guarantee” above. All correspondence must include the account number and must be sent to:
REGULAR MAIL Sapere Revelation Funds c/o The Northern Trust Company PO Box 4766 Chicago, IL 60680-4766	OVERNIGHT OR EXPRESS MAIL Sapere Revelation Funds c/o The Northern Trust Company 801 South Canal Street C5S Chicago, IL 60607

Transfer on Death Registration. The Trust may accept “transfer on death” (“TOD”) registration requests from investors. The laws of a state selected by the Trust in accordance with the Uniform TOD Security Registration Act will govern the registration. The Trust may require appropriate releases and indemnifications from investors as a prerequisite for permitting TOD registration. The Trust may from time to time change these requirements (including by changes to the determination as to which state’s law governs TOD registration.
Special Arrangements of Financial Intermediaries. Brokers, dealers, banks and other financial intermediaries provide varying arrangements for their clients to purchase, exchange and redeem Fund shares. Some may establish higher
37

minimum investment requirements than specified in the Prospectus or this SAI. Financial intermediaries may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Financial intermediaries also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their financial intermediary. In addition, certain privileges with respect to the purchase, exchange and redemption of Fund shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.
Determination of Net Asset Value
As described in the Prospectus under the heading “How the Funds’ Shares are Priced,” the net asset value per share (“NAV”) of a Fund’s shares of a particular class is determined by dividing the total value of a Fund’s portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class. The Prospectus further notes that Fund shares are valued on each day that the New York Stock Exchange is open (a “Business Day”), and describes the time (the “Valuation Time”) as of which Fund shares are valued each Business Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Each Fund’s liabilities are allocated among its classes of shares. The total of such liabilities allocated to a class and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s NAV. In accordance with regulations governing registered investment companies, purchases and sales of Fund shares (which bear upon the number of Fund shares outstanding) are generally not reflected in the NAV determined for the Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.
The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Funds’ portfolio securities and other assets (including any fair value pricing) and NAV of the Funds’ shares to the Adviser, pursuant to valuation policies and procedures approved by the Board (the “Valuation Procedures”). The Adviser has established an internal team to facilitate the fulfillment of its responsibilities under the Valuation Procedures. The Adviser, in addition, delegated various of these responsibilities to the Funds’ Custodian, Administrator and other agents.
As described in the Prospectus, for purposes of calculating NAV, the Funds’ portfolio securities and other assets for which market quotations are readily available are valued at market value. The following summarizes the methods used by the Funds to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):
Equity securities are generally valued on the basis of the last official closing price or the last reported sale price on an exchange or other market. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.
Domestic and foreign debt securities and non-exchange-traded derivatives are generally valued on the basis of quotes obtained from brokers and dealers or pricing services, in some cases, using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities).
Futures contracts are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded or, if there were no trades that day for a particular instrument, at the mean of the last available bid and asked quotations on the market in which the instrument is primarily traded.
Exchange-traded options are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded, or at the mean of the last available bid and asked quotations on the exchange on which
38

the instrument is primarily traded for options for which there were no sales or closing prices reported during the day. Over-the-counter options not traded on an exchange are valued at a broker-dealer bid quotation.
Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.
Investments initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services.
As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to the Valuation Procedures (so-called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.
Administrator
Each Fund currently employs [  ], located at [  ], under an [administration agreement] to provide certain administrative and other related services to the Funds.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is charged to the Funds.
The Funds had not commenced operations prior to the date of this SAI. Accordingly, no administration fees data is provided.
Transfer Agent
Each Fund currently employs [  ], located at [  ], under a [transfer agency agreement] to provide certain transfer agency and other related services to the Funds.
Taxation
The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of each Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.
This “Taxation” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of the Prospectus. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
All investors should consult their own tax advisors as to the Federal, state, local and foreign tax consequences of an investment in a Fund.
Qualification as a Regulated Investment Company
Each Fund intends, for each tax year, to qualify as a “regulated investment company” under the Code.
Federal Income Tax Consequences of Qualification. As a regulated investment company, each Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. To be subject to tax as a regulated investment company, generally a Fund must satisfy the following requirements:
•
The Fund must distribute an amount at least equal to the sum of 90% of its investment company taxable income, determined without regard to any deduction for dividends paid, and 90% of its net tax-exempt interest, if any, each tax year (certain distributions made by the Fund after the close of its tax year are

39

considered distributions attributable to the previous tax year for purposes of satisfying this requirement (“Distribution Requirement”)).
•
The Fund must derive at least 90% of its gross income each tax year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities and net income derived from interests in qualified publicly traded partnerships.

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.

While each Fund presently intends to make cash distributions (including distributions reinvested in Fund shares) for each tax year in an aggregate amount sufficient to satisfy the Distribution Requirement and eliminate Federal income tax, a Fund may use “equalization accounting” (in lieu of making some or all cash distributions) for those purposes. To the extent that a Fund uses equalization accounting it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gain that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that a Fund has under-distributed its income and gain for any tax year, the Fund may be liable for Federal income and/or excise tax, and, if the Distribution Requirement has not been met, may also be unable to continue to qualify for treatment as a regulated investment company (see discussion below on what happens if a Fund fails to qualify for that treatment).
Failure to Qualify. If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will generally be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. In addition, a Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. If the Company fails to satisfy either the income test or asset diversification test described above, in certain cases, however, a Fund may be able to avoid losing its status as a regulated investment company by timely providing notice of such failure to the IRS, curing such failure and possibly paying an additional tax or penalty.
Failure to qualify as a regulated investment company would thus have a negative impact on the applicable Fund’s income and performance. It is possible that any Fund will not qualify as a regulated investment company in any given tax year.
The Funds will seek to gain exposure to the commodity markets through investments in the Subsidiaries. Historically, the IRS has issued private letter rulings in which the IRS specifically concluded that income and gains from a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Funds have not received such a private letter ruling, and are not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. Depending on the terms of the proposed regulations when they are issued in final form, a Fund may be required to make changes to its operations to satisfy the requirements of such final regulations.
40

The tax treatment of a Fund’s investments in a Subsidiary may be adversely affected by future legislation, court decisions, U.S. Treasury regulations and/or guidance issued by the IRS (which may be retroactive) that could affect whether income derived from such investments is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/ or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiaries will conduct their activities in a manner so as to meet the requirements of a safe harbor in Section 864(b)(2) of the Internal Revenue Code under which the Subsidiaries may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of either Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of such Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, foreign corporations, such as the Subsidiaries, that do not conduct a U.S. trade or business are nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiaries will derive income subject to such withholding tax.
Each Subsidiary will be treated as a controlled foreign corporation (“CFC”). Each Fund will be treated as a “U.S. shareholder” of its respective Subsidiary. As a result, each Fund will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by such Subsidiary. It is expected that all of the Subsidiaries’ income will be “subpart F income.” Each Fund’s recognition of its Subsidiary’s “subpart F income” will increase such Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to its respective Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce such Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by a Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.
As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes as dividends to its shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.
Fund Distributions
Each Fund anticipates distributing substantially all of its investment company taxable income and net tax-exempt interest (if any) for each tax year. Distributions paid to shareholders generally would be characterized as ordinary income. A portion of these distributions may qualify for the dividends-received deduction when paid to certain corporate shareholders.
A portion of a Fund’s distributions paid to individuals may be treated as “qualified dividend income,” and may be subject to a maximum Federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts). A distribution is treated as qualified dividend income to the extent that the applicable Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, such distributions are not treated as qualified dividend income.
Given each Fund’s investment strategies, it is not expected that a significant portion of any Fund’s dividends will be eligible to be designated as qualified dividend income or the dividends-received deduction.
41

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions to you generally would be characterized as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction. Given each Fund’s investment strategies, it is not expected that a significant portion of any Fund’s dividends will be characterized as long-term capital gain.
Distributions by a Fund that do not constitute ordinary income dividends, qualified dividend income or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.
All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received instead of shares.
You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the applicable Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.
Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by a Fund and received by you on December 31 of that calendar year if the distribution is actually paid in January of the following year.
The Funds will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.
Certain Tax Rules Applicable to Fund Transactions
For Federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.
Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Additionally, some of the debt securities that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income. A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.
Each Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for a Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease accruing interest, OID or market discount, when and to what extent deductions may
42

be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by each Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.
Certain listed options, regulated futures contracts and forward currency contracts are considered “Section 1256 contracts” for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.
Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.” In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions being suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts being treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.
A Fund’s need to satisfy the income and diversification requirements to qualify as a RIC may limit its ability to engage in certain swap agreements and derivatives transactions. Moreover, the rules governing the tax treatment of swap agreements are not entirely clear in certain respects. For example, the tax treatment of a payment made or received under a swap agreement – in particular, whether such a payment is, wholly or partially, ordinary income or capital gain – will vary depending on the terms of the particular agreement. The tax treatment of swap agreements and other derivatives also may be affected by future legislation, regulations, and/or other guidance issued by the IRS. While each Fund intends to account for swap agreements in a manner it considers to be appropriate under applicable tax rules, the IRS might not accept that treatment. If it did not, a Fund’s status as a RIC might be affected. The Funds intend to monitor developments in this area.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract, futures contract or similar financial instrument denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the applicable Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund’s net capital gain.
Federal Excise Tax
A 4% nondeductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount at least equal to the sum of: (1) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year; (2) 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ended on October 31 of the calendar year; and (3) all ordinary taxable income and capital gains for previous years that were not distributed or taxed during such years and on which the regulated investment company did not incur any Federal income tax. The balance of a Fund’s income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.
43

For purposes of calculating the excise tax, each Fund is generally required to: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses (and certain other ordinary gains and losses) incurred after October 31 of any tax year in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include such gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.
Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid the imposition of any excise tax liability.
Sale, Exchange or Redemption of Shares
In general, you will recognize gain or loss on the sale, exchange or redemption of Fund shares in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) shares of the same Fund within 30 days before or after the sale, exchange or redemption (a “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of Fund shares will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any tax year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Each Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. [Unless you instruct otherwise, each Fund will use average cost as its default cost basis method.] The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
Backup Withholding
Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury at a rate under current law of 24% of taxable distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a C corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded if proper documentation is provided.
State and Local Taxes
The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in a Fund.
Foreign Income Tax
Investment income received by a Fund from sources within foreign countries as well as gains or the proceeds from the sale or other disposition of foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Funds to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its tax year consists of stocks or securities of foreign
44

corporations, the Fund will be eligible to file an election with the IRS to pass through to its shareholders the amount of foreign taxes paid by the Fund subject to certain exceptions. However, there can be no assurance that a Fund will be able to do so. Pursuant to this election, you will be required to: (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund; (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by a Fund.
Foreign Shareholders
The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Shareholders who are not U.S. persons (“foreign shareholders”) should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of a Fund including the likelihood that taxable distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate for eligible investors). An investment in a Fund may also be included in determining a foreign shareholder’s U.S. estate tax liability.
Properly designated dividends received by a foreign shareholder from a regulated investment company are generally exempt from U.S. Federal withholding tax when they (i) were paid in respect of the regulated investment company’s “qualified net interest income” (generally, the regulated investment company’s U.S. source interest income, reduced by expenses that are allocable to such income), or (ii) are paid in connection with the regulated investment company’s “qualified short-term capital gains” (generally, the excess of the regulated investment company’s net short-term capital gain over the regulated investment company’s long-term capital loss for such taxable year). A Fund may designate all, some or none of the Fund’s potentially eligible dividends as derived from such qualified net interest income or as qualified short-term capital gains, and a portion of the Fund’s distributions (e.g. interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding. Furthermore, in the case of Fund shares held through an intermediary, the intermediary may have withheld U.S. Federal income tax, even if a Fund designated all or a portion of such potentially eligible dividends as having been derived from qualified net interest or income or from qualified short-term capital gains.
Each Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The information required to be reported includes the identity and taxpayer identification number of each account holder and transaction activity within the holder’s account. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.
Control Persons and Principal Holders of Securities
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.
As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser. Because the Funds have not commenced operations as of the date of this SAI, there are no shareholders who own of record or beneficially 5% or more of the outstanding shares of a Fund.
Because the Funds have not commenced operations as of the date of this SAI, the Trustees and officers of the Trust collectively own less than 1% of the then outstanding shares of the Funds.
Other Fund Service Providers
Custodian
The Funds’ securities and cash are held pursuant to a custodian agreement with [  ], located at [  ]. [  ] is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.
45

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of [ ] or in other financial institutions as permitted by law and by the Funds’ custody agreement.
Independent Registered Public Accounting Firm
The firm of [  ], located at [  ] has been selected as independent registered public accounting firm for the Funds in accordance with the requirements of the 1940 Act and the rules thereunder.  [  ] will audit and report on the Funds’ annual financial statements, review certain regulatory reports, and perform other attestation, auditing, tax and advisory services when engaged to do so by the Trust.
Legal Counsel
Dechert LLP, 1900 K Street NW, Washington, DC 20006, serves as legal counsel to the Trust.
Other Matters
Registration Statement
This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the Securities Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, are available on the SEC’s website at www.sec.gov.
Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

46

APPENDIX A

SUMMARY OF S&P GLOBAL RATINGS (“S&P”) AND MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) RATINGS
The following summarizes the descriptions for some of the general ratings referred to in the Funds’ prospectus and/or this SAI.  Ratings represent only the opinions of the rating organizations about the safety of principal and interest payments, not market value.  The rating of an issuer is heavily influenced by past developments and does not necessarily reflect probable future conditions.  A lag frequently occurs between the time a rating is assigned and the time it is updated. Ratings are therefore general and are not absolute standards of quality.
S&P
AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, and C – Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB – An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B – An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC – An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC – An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C – An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D – An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
A-1

Moody’s
Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

A-2

SAPERE REVELATION SERIES TRUST
PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1) Certificate of Trust – Incorporated by reference from the Registrant’s Registration Statement on Form N-1A, filed on October 11, 2018. (2) Agreement and Declaration of Trust – Filed herewith.

(b)	By-laws – Filed herewith.

(c)	Not applicable

(d)	(1) Management Agreement with Sapere Revelation Funds Management, LLC* (2) Sub-Advisory Agreement*

(e)	(1) Distribution Agreement* (2) Form of Mutual Fund Sales Agreement*

(f)	Not applicable

(g)	Custodian Agreement*

(h)	Sub-Administration Agreement* Transfer Agency Agreement*

(i)	Legal Opinion and Consent of Dechert LLP*

(j)	Consent of Independent Registered Public Accounting Firm*

(k)	Not applicable

(l)	Initial Capital Agreement*

(m)	Distribution Plan for Class A and Class C Shares pursuant to Rule 12b-1*

(n)	Rule 18f-3 Plan*

(o)	Not applicable

(p)	(1) Code of Ethics of the Trust* (2) Code of Ethics of Sapere Revelation Funds Management, LLC* (3) Code of Ethics of the Sub-Advisor*

(q)	Powers of Attorney*

________________________

*	To be filed by amendment
Item 29.	Persons Controlled by or Under Common Control with Registrant
To be provided by amendment.

Item 30.	Indemnification
To be provided by amendment.

Item 31.	Business or Other Connections of Investment Manager
To be provided by amendment.

Item 32.	Principal Underwriter
(a)	[ ] acts as the distributor for the Registrant and the following investment companies: To be provided by amendment.
(b)	To the best of Registrant’s knowledge, the directors and executive officers of [ ] are as follows: To be provided by amendment.
(c)	Not applicable.

Item 33.	Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
To be provided by amendment.

Item 34.	Management Services
Not applicable.

Item 35.	Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Matthews, in the State of North Carolina on the 16 th day of January 2019 .

Sapere Revelation Series Trust

By:	/s/ Scott P. Trease
Scott P. Trease, President/Principal Executive Officer and Sole Initial Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated .

Signature	Title	Date

/s/ Scott P. Trease Scott P. Trease	President/Principal Executive Officer and Sole Initial Trustee	January 16, 2019

/s/ Rick A. von Gnechten	Treasurer/Principal Financial	January 16, 2019
Rick A. von Gnechten	Officer/Principal Accounting Officer

EXHIBIT LIST

(a)(2)	Agreement and Declaration of Trust

(b)	By-laws